Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2013
Health Care Trend Rates
Health Care Trend Rates	2013	2012
Initial	6.75%	7.00%
Ultimate	5.00%	5.00%
Year Ultimate Reached	2020	2020

Effect of a 1% Change in Assumed Health Care Cost Trend Rates for the OPEB Health Care Plans
	1% Increase	1% Decrease
	(in millions)
Effect on Total Service and Interest Cost
Components of Net Periodic Postretirement Health
Care Benefit Cost	$6	$(4)

Effect on the Health Care Component of the
Accumulated Postretirement Benefit Obligation	74	(59)

Reconciliation of Changes in Benefit Obligations and Fair Value of Assets
			Other Postretirement
	Pension Plans		Benefit Plans
	2013	2012	2013	2012
Change in Benefit Obligation	(in millions)
Benefit Obligation as of January 1,	$5,205	$4,991	$1,849	$2,227
Service Cost	69	76	23	47
Interest Cost	203	223	71	103
Actuarial (Gain) Loss	(305)	299	(395)	148
Plan Amendment Prior Service Credit	-	-	-	(570)
Curtailment and Settlements	-	(1)	-	-
Benefit Payments	(331)	(383)	(140)	(151)
Participant Contributions	-	-	39	35
Medicare Subsidy	-	-	9	10
Benefit Obligation as of December 31,	$4,841	$5,205	$1,456	$1,849

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$4,696	$4,303	$1,568	$1,410
Actual Gain on Plan Assets	340	560	208	178
Company Contributions	6	216	24	96
Participant Contributions	-	-	39	35
Benefit Payments	(331)	(383)	(140)	(151)
Fair Value of Plan Assets as of December 31,	$4,711	$4,696	$1,699	$1,568

Funded (Underfunded) Status as of December 31,	$(130)	$(509)	$243	$(281)

Benefit Amounts Recognized on the Balance Sheets
Amounts Recognized on the Balance Sheets as of December 31, 2013 and 2012

			Other Postretirement
	Pension Plans		Benefit Plans

	December 31,
	2013	2012	2013	2012
	(in millions)
Deferred Charges and Other Noncurrent Assets -
Prepaid Benefit Costs	$-	$-	$264	$-
Other Current Liabilities - Accrued Short-term
Benefit Liability	(7)	(7)	(4)	(4)
Employee Benefits and Pension Obligations -
Accrued Long-term Benefit Liability	(123)	(502)	(17)	(277)
Funded (Underfunded) Status	$(130)	$(509)	$243	$(281)

Amounts Included in AOCI and Regulatory Assets
Amounts Included in AOCI and Regulatory Assets as of December 31, 2013 and 2012

			Other Postretirement
	Pension Plans		Benefit Plans
	December 31,
	2013	2012	2013	2012
Components	(in millions)
Net Actuarial Loss	$1,561	$2,111	$428	$989
Prior Service Cost (Credit)	8	11	(693)	(762)

Recorded as
Regulatory Assets	$1,343	$1,774	$(191)	$108
Deferred Income Taxes	79	122	(26)	42
Net of Tax AOCI	147	226	(48)	77

Components of Change in Amounts Included in AOCI and Regulatory Assets
			Other Postretirement
	Pension Plans		Benefit Plans
	Years Ended December 31,
	2013	2012	2013	2012
Components	(in millions)
Actuarial (Gain) Loss During the Year	$(367)	$58	$(496)	$67
Prior Service Credit	-	-	-	(570)
Amortization of Actuarial Loss	(183)	(155)	(65)	(57)
Amortization of Prior Service Credit (Cost)	(3)	1	69	18
Amortization of Transition Obligation	-	-	-	(1)
Change for the Year	$(553)	$(96)	$(492)	$(543)

Accumulated Benefit Obligation
	December 31,
Accumulated Benefit Obligation	2013	2012
	(in millions)
Qualified Pension Plan	$4,638	$5,001
Nonqualified Pension Plans	77	82
Total	$4,715	$5,083

Underfunded Accumulated Benefit Obligation
	Underfunded Pension Plans
	December 31,
	2013	2012
	(in millions)
Projected Benefit Obligation	$4,841	$5,205

Accumulated Benefit Obligation	$4,715	$5,083
Fair Value of Plan Assets	4,711	4,696
Underfunded Accumulated Benefit Obligation	$(4)	$(387)

Estimated Payments Expected to be Made by the Pension and OPEB Plans
	Pension Plans	Other Postretirement Benefit Plans
	Pension	Benefit	Medicare Subsidy
	Payments	Payments	Receipts
	(in millions)
2014	$355	$140	$-
2015	363	145	-
2016	368	149	-
2017	372	152	-
2018	377	156	-
Years 2019 to 2023, in Total	1,857	809	2

Components of Net Periodic Benefit Cost
				Other Postretirement
	Pension Plans			Benefit Plans
	Years Ended December 31,
	2013	2012	2011	2013	2012	2011
	(in millions)
Service Cost	$69	$76	$72	$23	$47	$42
Interest Cost	203	223	237	71	103	109
Expected Return on Plan Assets	(278)	(319)	(314)	(107)	(101)	(109)
Curtailment	-	-	-	-	-	1
Amortization of Transition Obligation	-	-	-	-	1	2
Amortization of Prior Service Cost (Credit)	3	(1)	1	(69)	(18)	(1)
Amortization of Net Actuarial Loss	183	155	122	65	57	29
Net Periodic Benefit Cost (Credit)	180	134	118	(17)	89	73
Capitalized Portion	(56)	(42)	(37)	5	(28)	(22)
Net Periodic Benefit Cost (Credit)
Recognized in Expense	$124	$92	$81	$(12)	$61	$51

Estimated Amounts to be Amortized to Net Periodic Benefit Costs
		Other
		Postretirement
	Pension Plans	Benefit Plans
Components	(in millions)
Net Actuarial Loss	$125	$21
Prior Service Cost (Credit)	2	(69)
Total Estimated 2014 Amortization	$127	$(48)

Expected to be Recorded as
Regulatory Asset	$107	$(34)
Deferred Income Taxes	7	(5)
Net of Tax AOCI	13	(9)
Total	$127	$(48)

Appalachian Power Co [Member]
Health Care Trend Rates
Health Care Trend Rates	2013	2012
Initial	6.75%	7.00%
Ultimate	5.00%	5.00%
Year Ultimate Reached	2020	2020

Effect of a 1% Change in Assumed Health Care Cost Trend Rates for the OPEB Health Care Plans
	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Effect on Total Service and Interest Cost
Components of Net Periodic Postretirement
Health Care Benefit Cost:
1% Increase	$1,267	$579	$1,060	$262	$304
1% Decrease	(877)	(382)	(738)	(172)	(200)

Effect on the Health Care Component of the
Accumulated Postretirement Benefit
Obligation:
1% Increase	$18,179	$6,884	$7,077	$3,216	$3,597
1% Decrease	(14,552)	(5,603)	(5,760)	(2,617)	(2,927)

Reconciliation of Changes in Benefit Obligations and Fair Value of Assets
APCo			Other Postretirement
	Pension Plans		Benefit Plans
	2013	2012	2013	2012
Change in Benefit Obligation	(in thousands)
Benefit Obligation as of January 1,	$718,460	$681,450	$348,990	$395,482
Service Cost	6,171	7,565	2,566	5,387
Interest Cost	27,662	30,211	13,454	18,462
Actuarial (Gain) Loss	(45,619)	43,341	(66,056)	31,776
Plan Amendment Prior Service Credit	-	-	-	(80,528)
Benefit Payments	(43,443)	(44,107)	(27,220)	(29,228)
Participant Contributions	-	-	6,600	5,826
Medicare Subsidy	-	-	1,550	1,813
Benefit Obligation as of December 31,	$663,231	$718,460	$279,884	$348,990

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$621,570	$570,756	$267,758	$229,735
Actual Gain on Plan Assets	49,832	69,686	34,289	44,919
Company Contributions	36	25,235	3,413	16,506
Participant Contributions	-	-	6,600	5,826
Benefit Payments	(43,443)	(44,107)	(27,220)	(29,228)
Fair Value of Plan Assets as of December 31,	$627,995	$621,570	$284,840	$267,758

Funded (Underfunded) Status as of December 31,	$(35,236)	$(96,890)	$4,956	$(81,232)

Benefit Amounts Recognized on the Balance Sheets
			Other Postretirement
	Pension Plans		Benefit Plans
	December 31,
APCo	2013	2012	2013	2012
	(in thousands)
Deferred Charges and Other Noncurrent Assets -
Prepaid Benefit Costs	$-	$-	$27,945	$-
Other Current Liabilities - Accrued Short-term
Benefit Liability	(34)	(34)	(2,970)	(2,836)
Employee Benefits and Pension Obligations -
Accrued Long-term Benefit Liability	(35,202)	(96,856)	(20,019)	(78,396)
Funded (Underfunded) Status	$(35,236)	$(96,890)	$4,956	$(81,232)

Amounts Included in AOCI and Regulatory Assets
			Other Postretirement
APCo	Pension Plans		Benefit Plans
	December 31,
	2013	2012	2013	2012
Components	(in thousands)
Net Actuarial Loss	$220,047	$303,483	$72,732	$167,173
Prior Service Cost (Credit)	720	918	(100,676)	(110,726)

Recorded as
Regulatory Assets	$217,937	$299,456	$(25,473)	$13,189
Deferred Income Taxes	991	1,732	(865)	15,140
Net of Tax AOCI	1,839	3,213	(1,606)	28,118

Components of Change in Amounts Included in AOCI and Regulatory Assets
Pension Plans - Components	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Actuarial Gain During the Year	$(58,411)	$(51,388)	$(253,392)	$(19,599)	$(16,133)
Amortization of Actuarial Loss	(25,025)	(21,688)	(19,833)	(9,845)	(10,214)
Amortization of Prior Service Cost	(198)	(195)	(157)	(297)	(349)
Change for the Year Ended
December 31, 2013	$(83,634)	$(73,271)	$(273,382)	$(29,741)	$(26,696)

Pension Plans - Components	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Actuarial (Gain) Loss During the Year	$15,599	$12,905	$13,577	$(4,718)	$(3,373)
Amortization of Actuarial Loss	(20,339)	(17,569)	(30,439)	(8,206)	(8,330)
Amortization of Prior Service Credit (Cost)	(475)	(407)	(743)	948	793
Change for the Year Ended
December 31, 2012	$(5,215)	$(5,071)	$(17,605)	$(11,976)	$(10,910)

Other Postretirement Benefit Plans - Components	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Actuarial Gain During the Year	$(82,192)	$(63,460)	$(111,922)	$(27,305)	$(30,523)
Amortization of Actuarial Loss	(12,249)	(7,526)	(8,633)	(3,476)	(3,928)
Amortization of Prior Service Credit	10,050	9,421	6,962	4,289	5,156
Change for the Year Ended
December 31, 2013	$(84,391)	$(61,565)	$(113,593)	$(26,492)	$(29,295)

Other Postretirement Benefit Plans - Components	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Actuarial (Gain) Loss During the Year	$3,084	$11,747	$(1,170)	$5,166	$11,341
Amortization of Actuarial Loss	(10,526)	(7,050)	(13,669)	(3,189)	(3,659)
Prior Service Credit	(80,528)	(78,851)	(101,384)	(35,971)	(47,309)
Amortization of Prior Service Credit	2,862	2,383	3,873	1,079	933
Amortization of Transition Obligation	(780)	(132)	(104)	-	-
Change for the Year Ended
December 31, 2012	$(85,888)	$(71,903)	$(112,454)	$(32,915)	$(38,694)

Accumulated Benefit Obligation
Accumulated Benefit Obligation	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Qualified Pension Plan	$653,968	$560,443	$512,798	$248,472	$256,083
Nonqualified Pension Plans	200	326	6	1,387	1,115
Total as of December 31, 2013	$654,168	$560,769	$512,804	$249,859	$257,198

Accumulated Benefit Obligation	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Qualified Pension Plan	$708,476	$603,448	$1,048,796	$269,738	$273,860
Nonqualified Pension Plans	191	200	796	1,287	1,098
Total as of December 31, 2012	$708,667	$603,648	$1,049,592	$271,025	$274,958

Underfunded Accumulated Benefit Obligation
	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Projected Benefit Obligation	$663,231	$574,699	$523,643	$1,394	$1,124

Accumulated Benefit Obligation	$654,168	$560,769	$512,804	$1,387	$1,115
Fair Value of Plan Assets	627,995	559,143	501,634	-	-
Underfunded Accumulated Benefit
Obligation as of December 31, 2013	$(26,173)	$(1,626)	$(11,170)	$(1,387)	$(1,115)

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Projected Benefit Obligation	$718,460	$618,973	$1,068,186	$279,685	$1,098

Accumulated Benefit Obligation	$708,667	$603,648	$1,049,592	$271,025	$1,098
Fair Value of Plan Assets	621,570	552,026	1,015,115	264,823	-
Underfunded Accumulated Benefit
Obligation as of December 31, 2012	$(87,097)	$(51,622)	$(34,477)	$(6,202)	$(1,098)

Estimated Contributions and Payments to the Pension and OPEB Plans
		Other Postretirement
Company	Pension Plans	Benefit Plans
	(in thousands)
APCo	$12,231	$3,222
I&M	7,339	-
OPCo	8,717	-
PSO	3,530	-
SWEPCo	1,296	-

Estimated Payments Expected to be Made by the Pension and OPEB Plans
Pension Plans	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
2014	$48,130	$37,708	$40,701	$22,353	$23,013
2015	48,537	38,835	40,772	22,786	23,830
2016	49,024	39,293	40,857	23,234	23,751
2017	49,432	40,929	40,655	22,859	23,929
2018	50,990	41,453	40,225	23,705	24,658
Years 2019 to 2023, in Total	248,890	218,392	196,692	108,884	116,545

Other Postretirement Benefit Plans:
Benefit Payments	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
2014	$26,823	$16,665	$18,026	$7,737	$8,343
2015	27,438	17,533	18,368	8,114	8,709
2016	27,976	18,350	18,622	8,380	9,098
2017	28,234	18,794	18,708	8,522	9,417
2018	28,884	19,124	18,957	8,609	9,718
Years 2019 to 2023, in Total	144,245	101,425	95,926	45,916	52,406

Other Postretirement Benefit Plans:
Medicare Subsidy Receipts	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
2014	$252	$-	$-	$-	$-
2015	260	-	-	-	-
2016	268	-	-	-	-
2017	271	-	-	-	-
2018	272	-	-	-	-
Years 2019 to 2023, in Total	1,378	-	-	-	-

Components of Net Periodic Benefit Cost
				Other Postretirement
APCo	Pension Plans			Benefit Plans
	Years Ended December 31,
	2013	2012	2011	2013	2012	2011
	(in thousands)
Service Cost	$6,171	$7,565	$7,199	$2,566	$5,387	$4,983
Interest Cost	27,662	30,211	32,293	13,454	18,462	19,468
Expected Return on Plan Assets	(37,041)	(41,944)	(41,833)	(18,147)	(16,753)	(17,985)
Amortization of Transition Obligation	-	-	-	-	780	1,167
Amortization of Prior Service Cost (Credit)	198	475	917	(10,050)	(2,862)	(171)
Amortization of Net Actuarial Loss	25,025	20,339	16,570	12,249	10,526	5,839
Net Periodic Benefit Cost	22,015	16,646	15,146	72	15,540	13,301
Capitalized Portion	(7,529)	(6,525)	(5,604)	(25)	(6,092)	(4,921)
Net Periodic Benefit Cost Recognized in
Expense	$14,486	$10,121	$9,542	$47	$9,448	$8,380

Estimated Amounts to be Amortized to Net Periodic Benefit Costs
	APCo	I&M	OPCo	PSO	SWEPCo
Pension Plan - Components	(in thousands)
Net Actuarial Loss	$16,971	$14,708	$13,398	$6,682	$6,932
Prior Service Cost	198	195	157	296	349
Total Estimated 2014 Amortization	$17,169	$14,903	$13,555	$6,978	$7,281

Pension Plans -
Expected to be Recorded as
Regulatory Asset	$17,075	$14,010	$13,555	$6,978	$7,281
Deferred Income Taxes	33	313	-	-	-
Net of Tax AOCI	61	580	-	-	-
Total	$17,169	$14,903	$13,555	$6,978	$7,281

	APCo	I&M	OPCo	PSO	SWEPCo
Other Postretirement Benefit Plans -	(in thousands)
Components
Net Actuarial Loss	$4,339	$2,341	$2,406	$1,094	$1,223
Prior Service Credit	(10,050)	(9,421)	(6,922)	(4,290)	(5,156)
Total Estimated 2014 Amortization	$(5,711)	$(7,080)	$(4,516)	$(3,196)	$(3,933)

Other Postretirement Benefit Plans - Expected to be Recorded as
Regulatory Asset	$(3,344)	$(6,446)	$(4,516)	$(3,196)	$(2,485)
Deferred Income Taxes	(828)	(222)	-	-	(507)
Net of Tax AOCI	(1,539)	(412)	-	-	(941)
Total	$(5,711)	$(7,080)	$(4,516)	$(3,196)	$(3,933)

Cost for Matching Contributions to the Retirement Savings Plans
	Years Ended December 31,
Company	2013	2012	2011
	(in thousands)
APCo	$7,366	$7,579	$7,432
I&M	10,010	9,706	9,541
OPCo	6,502	10,798	10,166
PSO	3,784	3,732	3,626
SWEPCo	4,970	4,890	4,438

Indiana Michigan Power Co [Member]
Health Care Trend Rates
Health Care Trend Rates	2013	2012
Initial	6.75%	7.00%
Ultimate	5.00%	5.00%
Year Ultimate Reached	2020	2020

Effect of a 1% Change in Assumed Health Care Cost Trend Rates for the OPEB Health Care Plans
	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Effect on Total Service and Interest Cost
Components of Net Periodic Postretirement
Health Care Benefit Cost:
1% Increase	$1,267	$579	$1,060	$262	$304
1% Decrease	(877)	(382)	(738)	(172)	(200)

Effect on the Health Care Component of the
Accumulated Postretirement Benefit
Obligation:
1% Increase	$18,179	$6,884	$7,077	$3,216	$3,597
1% Decrease	(14,552)	(5,603)	(5,760)	(2,617)	(2,927)

Reconciliation of Changes in Benefit Obligations and Fair Value of Assets
I&M			Other Postretirement
	Pension Plans		Benefit Plans
	2013	2012	2013	2012
Change in Benefit Obligation	(in thousands)
Benefit Obligation as of January 1,	$618,973	$581,677	$218,553	$277,353
Service Cost	8,736	9,908	3,219	6,621
Interest Cost	24,100	26,245	8,221	12,785
Actuarial (Gain) Loss	(41,631)	44,475	(52,800)	13,638
Plan Amendment Prior Service Credit	-	-	-	(78,851)
Benefit Payments	(35,479)	(43,332)	(16,613)	(18,394)
Participant Contributions	-	-	4,745	4,226
Medicare Subsidy	-	-	1,172	1,175
Benefit Obligation as of December 31,	$574,699	$618,973	$166,497	$218,553

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$552,026	$503,926	$194,128	$181,237
Actual Gain on Plan Assets	42,584	69,136	23,844	14,357
Company Contributions	12	22,296	110	12,702
Participant Contributions	-	-	4,745	4,226
Benefit Payments	(35,479)	(43,332)	(16,613)	(18,394)
Fair Value of Plan Assets as of December 31,	$559,143	$552,026	$206,214	$194,128

Funded (Underfunded) Status as of December 31,	$(15,556)	$(66,947)	$39,717	$(24,425)

Benefit Amounts Recognized on the Balance Sheets
			Other Postretirement
	Pension Plans		Benefit Plans
	December 31,
I&M	2013	2012	2013	2012
	(in thousands)
Deferred Charges and Other Noncurrent Assets -
Prepaid Benefit Costs	$-	$-	$39,590	$-
Other Current Liabilities - Accrued Short-term
Benefit Liability	(43)	(15)	-	(290)
Deferred Credits and Other Noncurrent Liabilities -
Accrued Long-term Benefit Liability	(15,513)	(66,932)	127	(24,135)
Funded (Underfunded) Status	$(15,556)	$(66,947)	$39,717	$(24,425)

Amounts Included in AOCI and Regulatory Assets
			Other Postretirement
I&M	Pension Plans		Benefit Plans
	December 31,
	2013	2012	2013	2012
Components	(in thousands)
Net Actuarial Loss	$138,367	$211,443	$54,949	$125,935
Prior Service Cost (Credit)	705	900	(94,538)	(103,959)

Recorded as
Regulatory Assets	$134,560	$202,821	$(34,428)	$17,976
Deferred Income Taxes	1,579	3,332	(1,807)	1,400
Net of Tax AOCI	2,933	6,190	(3,354)	2,600

Components of Change in Amounts Included in AOCI and Regulatory Assets
Pension Plans - Components	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Actuarial Gain During the Year	$(58,411)	$(51,388)	$(253,392)	$(19,599)	$(16,133)
Amortization of Actuarial Loss	(25,025)	(21,688)	(19,833)	(9,845)	(10,214)
Amortization of Prior Service Cost	(198)	(195)	(157)	(297)	(349)
Change for the Year Ended
December 31, 2013	$(83,634)	$(73,271)	$(273,382)	$(29,741)	$(26,696)

Pension Plans - Components	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Actuarial (Gain) Loss During the Year	$15,599	$12,905	$13,577	$(4,718)	$(3,373)
Amortization of Actuarial Loss	(20,339)	(17,569)	(30,439)	(8,206)	(8,330)
Amortization of Prior Service Credit (Cost)	(475)	(407)	(743)	948	793
Change for the Year Ended
December 31, 2012	$(5,215)	$(5,071)	$(17,605)	$(11,976)	$(10,910)

Other Postretirement Benefit Plans - Components	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Actuarial Gain During the Year	$(82,192)	$(63,460)	$(111,922)	$(27,305)	$(30,523)
Amortization of Actuarial Loss	(12,249)	(7,526)	(8,633)	(3,476)	(3,928)
Amortization of Prior Service Credit	10,050	9,421	6,962	4,289	5,156
Change for the Year Ended
December 31, 2013	$(84,391)	$(61,565)	$(113,593)	$(26,492)	$(29,295)

Other Postretirement Benefit Plans - Components	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Actuarial (Gain) Loss During the Year	$3,084	$11,747	$(1,170)	$5,166	$11,341
Amortization of Actuarial Loss	(10,526)	(7,050)	(13,669)	(3,189)	(3,659)
Prior Service Credit	(80,528)	(78,851)	(101,384)	(35,971)	(47,309)
Amortization of Prior Service Credit	2,862	2,383	3,873	1,079	933
Amortization of Transition Obligation	(780)	(132)	(104)	-	-
Change for the Year Ended
December 31, 2012	$(85,888)	$(71,903)	$(112,454)	$(32,915)	$(38,694)

Accumulated Benefit Obligation
Accumulated Benefit Obligation	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Qualified Pension Plan	$653,968	$560,443	$512,798	$248,472	$256,083
Nonqualified Pension Plans	200	326	6	1,387	1,115
Total as of December 31, 2013	$654,168	$560,769	$512,804	$249,859	$257,198

Accumulated Benefit Obligation	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Qualified Pension Plan	$708,476	$603,448	$1,048,796	$269,738	$273,860
Nonqualified Pension Plans	191	200	796	1,287	1,098
Total as of December 31, 2012	$708,667	$603,648	$1,049,592	$271,025	$274,958

Underfunded Accumulated Benefit Obligation
	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Projected Benefit Obligation	$663,231	$574,699	$523,643	$1,394	$1,124

Accumulated Benefit Obligation	$654,168	$560,769	$512,804	$1,387	$1,115
Fair Value of Plan Assets	627,995	559,143	501,634	-	-
Underfunded Accumulated Benefit
Obligation as of December 31, 2013	$(26,173)	$(1,626)	$(11,170)	$(1,387)	$(1,115)

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Projected Benefit Obligation	$718,460	$618,973	$1,068,186	$279,685	$1,098

Accumulated Benefit Obligation	$708,667	$603,648	$1,049,592	$271,025	$1,098
Fair Value of Plan Assets	621,570	552,026	1,015,115	264,823	-
Underfunded Accumulated Benefit
Obligation as of December 31, 2012	$(87,097)	$(51,622)	$(34,477)	$(6,202)	$(1,098)

Estimated Contributions and Payments to the Pension and OPEB Plans
		Other Postretirement
Company	Pension Plans	Benefit Plans
	(in thousands)
APCo	$12,231	$3,222
I&M	7,339	-
OPCo	8,717	-
PSO	3,530	-
SWEPCo	1,296	-

Estimated Payments Expected to be Made by the Pension and OPEB Plans
Pension Plans	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
2014	$48,130	$37,708	$40,701	$22,353	$23,013
2015	48,537	38,835	40,772	22,786	23,830
2016	49,024	39,293	40,857	23,234	23,751
2017	49,432	40,929	40,655	22,859	23,929
2018	50,990	41,453	40,225	23,705	24,658
Years 2019 to 2023, in Total	248,890	218,392	196,692	108,884	116,545

Other Postretirement Benefit Plans:
Benefit Payments	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
2014	$26,823	$16,665	$18,026	$7,737	$8,343
2015	27,438	17,533	18,368	8,114	8,709
2016	27,976	18,350	18,622	8,380	9,098
2017	28,234	18,794	18,708	8,522	9,417
2018	28,884	19,124	18,957	8,609	9,718
Years 2019 to 2023, in Total	144,245	101,425	95,926	45,916	52,406

Other Postretirement Benefit Plans:
Medicare Subsidy Receipts	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
2014	$252	$-	$-	$-	$-
2015	260	-	-	-	-
2016	268	-	-	-	-
2017	271	-	-	-	-
2018	272	-	-	-	-
Years 2019 to 2023, in Total	1,378	-	-	-	-

Components of Net Periodic Benefit Cost
				Other Postretirement
I&M	Pension Plans			Benefit Plans
	Years Ended December 31,
	2013	2012	2011	2013	2012	2011
	(in thousands)
Service Cost	$8,736	$9,908	$9,447	$3,219	$6,621	$6,119
Interest Cost	24,100	26,245	27,726	8,221	12,785	13,610
Expected Return on Plan Assets	(32,826)	(37,566)	(36,856)	(13,183)	(12,847)	(13,886)
Amortization of Transition Obligation	-	-	-	-	132	188
Amortization of Prior Service Cost (Credit)	195	407	744	(9,421)	(2,383)	(237)
Amortization of Net Actuarial Loss	21,688	17,569	14,144	7,526	7,050	3,566
Net Periodic Benefit Cost (Credit)	21,893	16,563	15,205	(3,638)	11,358	9,360
Capitalized Portion	(4,576)	(3,114)	(3,163)	760	(2,135)	(1,947)
Net Periodic Benefit Cost (Credit)
Recognized in Expense	$17,317	$13,449	$12,042	$(2,878)	$9,223	$7,413

Estimated Amounts to be Amortized to Net Periodic Benefit Costs
	APCo	I&M	OPCo	PSO	SWEPCo
Pension Plan - Components	(in thousands)
Net Actuarial Loss	$16,971	$14,708	$13,398	$6,682	$6,932
Prior Service Cost	198	195	157	296	349
Total Estimated 2014 Amortization	$17,169	$14,903	$13,555	$6,978	$7,281

Pension Plans -
Expected to be Recorded as
Regulatory Asset	$17,075	$14,010	$13,555	$6,978	$7,281
Deferred Income Taxes	33	313	-	-	-
Net of Tax AOCI	61	580	-	-	-
Total	$17,169	$14,903	$13,555	$6,978	$7,281

	APCo	I&M	OPCo	PSO	SWEPCo
Other Postretirement Benefit Plans -	(in thousands)
Components
Net Actuarial Loss	$4,339	$2,341	$2,406	$1,094	$1,223
Prior Service Credit	(10,050)	(9,421)	(6,922)	(4,290)	(5,156)
Total Estimated 2014 Amortization	$(5,711)	$(7,080)	$(4,516)	$(3,196)	$(3,933)

Other Postretirement Benefit Plans - Expected to be Recorded as
Regulatory Asset	$(3,344)	$(6,446)	$(4,516)	$(3,196)	$(2,485)
Deferred Income Taxes	(828)	(222)	-	-	(507)
Net of Tax AOCI	(1,539)	(412)	-	-	(941)
Total	$(5,711)	$(7,080)	$(4,516)	$(3,196)	$(3,933)

Cost for Matching Contributions to the Retirement Savings Plans
	Years Ended December 31,
Company	2013	2012	2011
	(in thousands)
APCo	$7,366	$7,579	$7,432
I&M	10,010	9,706	9,541
OPCo	6,502	10,798	10,166
PSO	3,784	3,732	3,626
SWEPCo	4,970	4,890	4,438

Ohio Power Co [Member]
Health Care Trend Rates
Health Care Trend Rates	2013	2012
Initial	6.75%	7.00%
Ultimate	5.00%	5.00%
Year Ultimate Reached	2020	2020

Effect of a 1% Change in Assumed Health Care Cost Trend Rates for the OPEB Health Care Plans
	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Effect on Total Service and Interest Cost
Components of Net Periodic Postretirement
Health Care Benefit Cost:
1% Increase	$1,267	$579	$1,060	$262	$304
1% Decrease	(877)	(382)	(738)	(172)	(200)

Effect on the Health Care Component of the
Accumulated Postretirement Benefit
Obligation:
1% Increase	$18,179	$6,884	$7,077	$3,216	$3,597
1% Decrease	(14,552)	(5,603)	(5,760)	(2,617)	(2,927)

Reconciliation of Changes in Benefit Obligations and Fair Value of Assets
OPCo			Other Postretirement
	Pension Plans		Benefit Plans
	2013	2012	2013	2012
Change in Benefit Obligation	(in thousands)
Benefit Obligation as of January 1,	$1,068,186	$1,020,890	$466,290	$519,892
Transfer of OPCo Generation Benefit Obligation	(499,725)	-	(250,843)	-
Service Cost	5,285	11,003	2,882	8,748
Interest Cost	21,939	45,194	9,494	24,189
Actuarial (Gain) Loss	(34,373)	63,571	(44,149)	42,013
Plan Amendment Prior Service Credit	-	-	-	(101,384)
Benefit Payments	(37,669)	(72,472)	(18,844)	(38,269)
Participant Contributions	-	-	5,199	8,545
Medicare Subsidy	-	-	1,135	2,556
Benefit Obligation as of December 31,	$523,643	$1,068,186	$171,164	$466,290

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$1,015,115	$925,939	$366,301	$311,836
Transfer of OPCo Generation Plan Assets	(506,076)	-	(170,650)	-
Actual Gain on Plan Assets	30,264	118,395	29,576	65,125
Company Contributions	-	43,253	412	19,064
Participant Contributions	-	-	5,199	8,545
Benefit Payments	(37,669)	(72,472)	(18,844)	(38,269)
Fair Value of Plan Assets as of December 31,	$501,634	$1,015,115	$211,994	$366,301

Funded (Underfunded) Status as of December 31,	$(22,009)	$(53,071)	$40,830	$(99,989)

Benefit Amounts Recognized on the Balance Sheets
			Other Postretirement
	Pension Plans		Benefit Plans
	December 31,
OPCo	2013	2012	2013	2012
	(in thousands)
Deferred Charges and Other Noncurrent Assets -
Prepaid Benefit Costs	$-	$-	$39,496	$-
Other Current Liabilities - Accrued Short-term
Benefit Liability	(1)	(64)	-	(986)
Employee Benefits and Pension Obligations -
Accrued Long-term Benefit Liability	(22,008)	(53,007)	1,334	(99,003)
Funded (Underfunded) Status	$(22,009)	$(53,071)	$40,830	$(99,989)

Amounts Included in AOCI and Regulatory Assets
			Other Postretirement
OPCo	Pension Plans		Benefit Plans
	December 31,
	2013	2012	2013	2012
Components	(in thousands)
Net Actuarial Loss	$227,668	$500,318	$29,804	$216,350
Prior Service Cost (Credit)	550	1,282	(69,300)	(142,253)

Recorded as
Regulatory Assets	$228,218	$289,931	$(39,496)	$19,754
Deferred Income Taxes	-	74,084	-	19,020
Net of Tax AOCI	-	137,585	-	35,323

Components of Change in Amounts Included in AOCI and Regulatory Assets
Pension Plans - Components	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Actuarial Gain During the Year	$(58,411)	$(51,388)	$(253,392)	$(19,599)	$(16,133)
Amortization of Actuarial Loss	(25,025)	(21,688)	(19,833)	(9,845)	(10,214)
Amortization of Prior Service Cost	(198)	(195)	(157)	(297)	(349)
Change for the Year Ended
December 31, 2013	$(83,634)	$(73,271)	$(273,382)	$(29,741)	$(26,696)

Pension Plans - Components	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Actuarial (Gain) Loss During the Year	$15,599	$12,905	$13,577	$(4,718)	$(3,373)
Amortization of Actuarial Loss	(20,339)	(17,569)	(30,439)	(8,206)	(8,330)
Amortization of Prior Service Credit (Cost)	(475)	(407)	(743)	948	793
Change for the Year Ended
December 31, 2012	$(5,215)	$(5,071)	$(17,605)	$(11,976)	$(10,910)

Other Postretirement Benefit Plans - Components	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Actuarial Gain During the Year	$(82,192)	$(63,460)	$(111,922)	$(27,305)	$(30,523)
Amortization of Actuarial Loss	(12,249)	(7,526)	(8,633)	(3,476)	(3,928)
Amortization of Prior Service Credit	10,050	9,421	6,962	4,289	5,156
Change for the Year Ended
December 31, 2013	$(84,391)	$(61,565)	$(113,593)	$(26,492)	$(29,295)

Other Postretirement Benefit Plans - Components	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Actuarial (Gain) Loss During the Year	$3,084	$11,747	$(1,170)	$5,166	$11,341
Amortization of Actuarial Loss	(10,526)	(7,050)	(13,669)	(3,189)	(3,659)
Prior Service Credit	(80,528)	(78,851)	(101,384)	(35,971)	(47,309)
Amortization of Prior Service Credit	2,862	2,383	3,873	1,079	933
Amortization of Transition Obligation	(780)	(132)	(104)	-	-
Change for the Year Ended
December 31, 2012	$(85,888)	$(71,903)	$(112,454)	$(32,915)	$(38,694)

Accumulated Benefit Obligation
Accumulated Benefit Obligation	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Qualified Pension Plan	$653,968	$560,443	$512,798	$248,472	$256,083
Nonqualified Pension Plans	200	326	6	1,387	1,115
Total as of December 31, 2013	$654,168	$560,769	$512,804	$249,859	$257,198

Accumulated Benefit Obligation	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Qualified Pension Plan	$708,476	$603,448	$1,048,796	$269,738	$273,860
Nonqualified Pension Plans	191	200	796	1,287	1,098
Total as of December 31, 2012	$708,667	$603,648	$1,049,592	$271,025	$274,958

Underfunded Accumulated Benefit Obligation
	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Projected Benefit Obligation	$663,231	$574,699	$523,643	$1,394	$1,124

Accumulated Benefit Obligation	$654,168	$560,769	$512,804	$1,387	$1,115
Fair Value of Plan Assets	627,995	559,143	501,634	-	-
Underfunded Accumulated Benefit
Obligation as of December 31, 2013	$(26,173)	$(1,626)	$(11,170)	$(1,387)	$(1,115)

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Projected Benefit Obligation	$718,460	$618,973	$1,068,186	$279,685	$1,098

Accumulated Benefit Obligation	$708,667	$603,648	$1,049,592	$271,025	$1,098
Fair Value of Plan Assets	621,570	552,026	1,015,115	264,823	-
Underfunded Accumulated Benefit
Obligation as of December 31, 2012	$(87,097)	$(51,622)	$(34,477)	$(6,202)	$(1,098)

Estimated Contributions and Payments to the Pension and OPEB Plans
		Other Postretirement
Company	Pension Plans	Benefit Plans
	(in thousands)
APCo	$12,231	$3,222
I&M	7,339	-
OPCo	8,717	-
PSO	3,530	-
SWEPCo	1,296	-

Estimated Payments Expected to be Made by the Pension and OPEB Plans
Pension Plans	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
2014	$48,130	$37,708	$40,701	$22,353	$23,013
2015	48,537	38,835	40,772	22,786	23,830
2016	49,024	39,293	40,857	23,234	23,751
2017	49,432	40,929	40,655	22,859	23,929
2018	50,990	41,453	40,225	23,705	24,658
Years 2019 to 2023, in Total	248,890	218,392	196,692	108,884	116,545

Other Postretirement Benefit Plans:
Benefit Payments	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
2014	$26,823	$16,665	$18,026	$7,737	$8,343
2015	27,438	17,533	18,368	8,114	8,709
2016	27,976	18,350	18,622	8,380	9,098
2017	28,234	18,794	18,708	8,522	9,417
2018	28,884	19,124	18,957	8,609	9,718
Years 2019 to 2023, in Total	144,245	101,425	95,926	45,916	52,406

Other Postretirement Benefit Plans:
Medicare Subsidy Receipts	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
2014	$252	$-	$-	$-	$-
2015	260	-	-	-	-
2016	268	-	-	-	-
2017	271	-	-	-	-
2018	272	-	-	-	-
Years 2019 to 2023, in Total	1,378	-	-	-	-

Components of Net Periodic Benefit Cost
				Other Postretirement
OPCo	Pension Plans			Benefit Plans
	Years Ended December 31,
	2013	2012	2011	2013	2012	2011
	(in thousands)
Service Cost	$5,285	$11,003	$10,230	$2,882	$8,748	$7,827
Interest Cost	21,939	45,194	48,350	9,494	24,189	25,497
Expected Return on Plan Assets	(29,919)	(68,401)	(65,464)	(13,468)	(22,555)	(24,514)
Curtailment	-	-	-	-	-	605
Amortization of Transition Obligation	-	-	-	-	104	150
Amortization of Prior Service Cost (Credit)	157	743	1,474	(6,962)	(3,873)	(212)
Amortization of Net Actuarial Loss	19,833	30,439	24,828	8,633	13,669	7,298
Net Periodic Benefit Cost	17,295	18,978	19,418	579	20,282	16,651
Capitalized Portion	(6,192)	(7,060)	(6,932)	(207)	(7,545)	(5,944)
Net Periodic Benefit Cost Recognized in
Expense	$11,103	$11,918	$12,486	$372	$12,737	$10,707

Estimated Amounts to be Amortized to Net Periodic Benefit Costs
	APCo	I&M	OPCo	PSO	SWEPCo
Pension Plan - Components	(in thousands)
Net Actuarial Loss	$16,971	$14,708	$13,398	$6,682	$6,932
Prior Service Cost	198	195	157	296	349
Total Estimated 2014 Amortization	$17,169	$14,903	$13,555	$6,978	$7,281

Pension Plans -
Expected to be Recorded as
Regulatory Asset	$17,075	$14,010	$13,555	$6,978	$7,281
Deferred Income Taxes	33	313	-	-	-
Net of Tax AOCI	61	580	-	-	-
Total	$17,169	$14,903	$13,555	$6,978	$7,281

	APCo	I&M	OPCo	PSO	SWEPCo
Other Postretirement Benefit Plans -	(in thousands)
Components
Net Actuarial Loss	$4,339	$2,341	$2,406	$1,094	$1,223
Prior Service Credit	(10,050)	(9,421)	(6,922)	(4,290)	(5,156)
Total Estimated 2014 Amortization	$(5,711)	$(7,080)	$(4,516)	$(3,196)	$(3,933)

Other Postretirement Benefit Plans - Expected to be Recorded as
Regulatory Asset	$(3,344)	$(6,446)	$(4,516)	$(3,196)	$(2,485)
Deferred Income Taxes	(828)	(222)	-	-	(507)
Net of Tax AOCI	(1,539)	(412)	-	-	(941)
Total	$(5,711)	$(7,080)	$(4,516)	$(3,196)	$(3,933)

Cost for Matching Contributions to the Retirement Savings Plans
	Years Ended December 31,
Company	2013	2012	2011
	(in thousands)
APCo	$7,366	$7,579	$7,432
I&M	10,010	9,706	9,541
OPCo	6,502	10,798	10,166
PSO	3,784	3,732	3,626
SWEPCo	4,970	4,890	4,438

Public Service Co of Oklahoma [Member]
Health Care Trend Rates
Health Care Trend Rates	2013	2012
Initial	6.75%	7.00%
Ultimate	5.00%	5.00%
Year Ultimate Reached	2020	2020

Effect of a 1% Change in Assumed Health Care Cost Trend Rates for the OPEB Health Care Plans
	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Effect on Total Service and Interest Cost
Components of Net Periodic Postretirement
Health Care Benefit Cost:
1% Increase	$1,267	$579	$1,060	$262	$304
1% Decrease	(877)	(382)	(738)	(172)	(200)

Effect on the Health Care Component of the
Accumulated Postretirement Benefit
Obligation:
1% Increase	$18,179	$6,884	$7,077	$3,216	$3,597
1% Decrease	(14,552)	(5,603)	(5,760)	(2,617)	(2,927)

Reconciliation of Changes in Benefit Obligations and Fair Value of Assets
PSO			Other Postretirement
	Pension Plans		Benefit Plans
	2013	2012	2013	2012
Change in Benefit Obligation	(in thousands)
Benefit Obligation as of January 1,	$279,685	$277,448	$99,680	$125,164
Service Cost	5,562	5,951	1,372	2,836
Interest Cost	10,993	12,301	3,793	5,797
Actuarial (Gain) Loss	(15,381)	6,128	(22,070)	7,511
Plan Amendment Prior Service Credit	-	-	-	(35,971)
Benefit Payments	(20,149)	(22,143)	(7,741)	(8,363)
Participant Contributions	-	-	2,229	2,024
Medicare Subsidy	-	-	516	682
Benefit Obligation as of December 31,	$260,710	$279,685	$77,779	$99,680

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$264,823	$245,769	$90,521	$83,090
Actual Gain on Plan Assets	19,892	28,861	11,324	8,089
Company Contributions	31	12,336	-	5,681
Participant Contributions	-	-	2,229	2,024
Benefit Payments	(20,149)	(22,143)	(7,741)	(8,363)
Fair Value of Plan Assets as of December 31,	$264,597	$264,823	$96,333	$90,521

Funded (Underfunded) Status as of December 31,	$3,887	$(14,862)	$18,554	$(9,159)

Benefit Amounts Recognized on the Balance Sheets
			Other Postretirement
	Pension Plans		Benefit Plans
	December 31,
PSO	2013	2012	2013	2012
	(in thousands)
Employee Benefits and Pension Assets -
Prepaid Benefit Costs	$5,280	$-	$17,349	$-
Other Current Liabilities - Accrued Short-term
Benefit Liability	(107)	(89)	-	-
Employee Benefits and Pension Obligations -
Accrued Long-term Benefit Liability	(1,286)	(14,773)	1,205	(9,159)
Funded (Underfunded) Status	$3,887	$(14,862)	$18,554	$(9,159)

Amounts Included in AOCI and Regulatory Assets
			Other Postretirement
PSO	Pension Plans		Benefit Plans
	December 31,
	2013	2012	2013	2012
Components	(in thousands)
Net Actuarial Loss	$93,688	$123,132	$25,712	$56,493
Prior Service Cost (Credit)	832	1,129	(43,061)	(47,350)

Recorded as
Regulatory Assets	$94,520	$124,261	$(17,349)	$9,143

Components of Change in Amounts Included in AOCI and Regulatory Assets
Pension Plans - Components	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Actuarial Gain During the Year	$(58,411)	$(51,388)	$(253,392)	$(19,599)	$(16,133)
Amortization of Actuarial Loss	(25,025)	(21,688)	(19,833)	(9,845)	(10,214)
Amortization of Prior Service Cost	(198)	(195)	(157)	(297)	(349)
Change for the Year Ended
December 31, 2013	$(83,634)	$(73,271)	$(273,382)	$(29,741)	$(26,696)

Pension Plans - Components	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Actuarial (Gain) Loss During the Year	$15,599	$12,905	$13,577	$(4,718)	$(3,373)
Amortization of Actuarial Loss	(20,339)	(17,569)	(30,439)	(8,206)	(8,330)
Amortization of Prior Service Credit (Cost)	(475)	(407)	(743)	948	793
Change for the Year Ended
December 31, 2012	$(5,215)	$(5,071)	$(17,605)	$(11,976)	$(10,910)

Other Postretirement Benefit Plans - Components	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Actuarial Gain During the Year	$(82,192)	$(63,460)	$(111,922)	$(27,305)	$(30,523)
Amortization of Actuarial Loss	(12,249)	(7,526)	(8,633)	(3,476)	(3,928)
Amortization of Prior Service Credit	10,050	9,421	6,962	4,289	5,156
Change for the Year Ended
December 31, 2013	$(84,391)	$(61,565)	$(113,593)	$(26,492)	$(29,295)

Other Postretirement Benefit Plans - Components	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Actuarial (Gain) Loss During the Year	$3,084	$11,747	$(1,170)	$5,166	$11,341
Amortization of Actuarial Loss	(10,526)	(7,050)	(13,669)	(3,189)	(3,659)
Prior Service Credit	(80,528)	(78,851)	(101,384)	(35,971)	(47,309)
Amortization of Prior Service Credit	2,862	2,383	3,873	1,079	933
Amortization of Transition Obligation	(780)	(132)	(104)	-	-
Change for the Year Ended
December 31, 2012	$(85,888)	$(71,903)	$(112,454)	$(32,915)	$(38,694)

Accumulated Benefit Obligation
Accumulated Benefit Obligation	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Qualified Pension Plan	$653,968	$560,443	$512,798	$248,472	$256,083
Nonqualified Pension Plans	200	326	6	1,387	1,115
Total as of December 31, 2013	$654,168	$560,769	$512,804	$249,859	$257,198

Accumulated Benefit Obligation	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Qualified Pension Plan	$708,476	$603,448	$1,048,796	$269,738	$273,860
Nonqualified Pension Plans	191	200	796	1,287	1,098
Total as of December 31, 2012	$708,667	$603,648	$1,049,592	$271,025	$274,958

Underfunded Accumulated Benefit Obligation
	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Projected Benefit Obligation	$663,231	$574,699	$523,643	$1,394	$1,124

Accumulated Benefit Obligation	$654,168	$560,769	$512,804	$1,387	$1,115
Fair Value of Plan Assets	627,995	559,143	501,634	-	-
Underfunded Accumulated Benefit
Obligation as of December 31, 2013	$(26,173)	$(1,626)	$(11,170)	$(1,387)	$(1,115)

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Projected Benefit Obligation	$718,460	$618,973	$1,068,186	$279,685	$1,098

Accumulated Benefit Obligation	$708,667	$603,648	$1,049,592	$271,025	$1,098
Fair Value of Plan Assets	621,570	552,026	1,015,115	264,823	-
Underfunded Accumulated Benefit
Obligation as of December 31, 2012	$(87,097)	$(51,622)	$(34,477)	$(6,202)	$(1,098)

Estimated Contributions and Payments to the Pension and OPEB Plans
		Other Postretirement
Company	Pension Plans	Benefit Plans
	(in thousands)
APCo	$12,231	$3,222
I&M	7,339	-
OPCo	8,717	-
PSO	3,530	-
SWEPCo	1,296	-

Estimated Payments Expected to be Made by the Pension and OPEB Plans
Pension Plans	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
2014	$48,130	$37,708	$40,701	$22,353	$23,013
2015	48,537	38,835	40,772	22,786	23,830
2016	49,024	39,293	40,857	23,234	23,751
2017	49,432	40,929	40,655	22,859	23,929
2018	50,990	41,453	40,225	23,705	24,658
Years 2019 to 2023, in Total	248,890	218,392	196,692	108,884	116,545

Other Postretirement Benefit Plans:
Benefit Payments	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
2014	$26,823	$16,665	$18,026	$7,737	$8,343
2015	27,438	17,533	18,368	8,114	8,709
2016	27,976	18,350	18,622	8,380	9,098
2017	28,234	18,794	18,708	8,522	9,417
2018	28,884	19,124	18,957	8,609	9,718
Years 2019 to 2023, in Total	144,245	101,425	95,926	45,916	52,406

Other Postretirement Benefit Plans:
Medicare Subsidy Receipts	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
2014	$252	$-	$-	$-	$-
2015	260	-	-	-	-
2016	268	-	-	-	-
2017	271	-	-	-	-
2018	272	-	-	-	-
Years 2019 to 2023, in Total	1,378	-	-	-	-

Components of Net Periodic Benefit Cost
				Other Postretirement
PSO	Pension Plans			Benefit Plans
	Years Ended December 31,
	2013	2012	2011	2013	2012	2011
	(in thousands)
Service Cost	$5,562	$5,951	$5,760	$1,372	$2,836	$2,621
Interest Cost	10,993	12,301	13,285	3,793	5,797	6,046
Expected Return on Plan Assets	(15,675)	(18,015)	(17,464)	(6,089)	(5,922)	(6,264)
Amortization of Prior Service Cost (Credit)	297	(948)	(950)	(4,289)	(1,079)	(75)
Amortization of Net Actuarial Loss	9,845	8,206	6,757	3,476	3,189	1,553
Net Periodic Benefit Cost (Credit)	11,022	7,495	7,388	(1,737)	4,821	3,881
Capitalized Portion	(3,384)	(2,533)	(2,379)	533	(1,629)	(1,249)
Net Periodic Benefit Cost (Credit)
Recognized in Expense	$7,638	$4,962	$5,009	$(1,204)	$3,192	$2,632

Estimated Amounts to be Amortized to Net Periodic Benefit Costs
	APCo	I&M	OPCo	PSO	SWEPCo
Pension Plan - Components	(in thousands)
Net Actuarial Loss	$16,971	$14,708	$13,398	$6,682	$6,932
Prior Service Cost	198	195	157	296	349
Total Estimated 2014 Amortization	$17,169	$14,903	$13,555	$6,978	$7,281

Pension Plans -
Expected to be Recorded as
Regulatory Asset	$17,075	$14,010	$13,555	$6,978	$7,281
Deferred Income Taxes	33	313	-	-	-
Net of Tax AOCI	61	580	-	-	-
Total	$17,169	$14,903	$13,555	$6,978	$7,281

	APCo	I&M	OPCo	PSO	SWEPCo
Other Postretirement Benefit Plans -	(in thousands)
Components
Net Actuarial Loss	$4,339	$2,341	$2,406	$1,094	$1,223
Prior Service Credit	(10,050)	(9,421)	(6,922)	(4,290)	(5,156)
Total Estimated 2014 Amortization	$(5,711)	$(7,080)	$(4,516)	$(3,196)	$(3,933)

Other Postretirement Benefit Plans - Expected to be Recorded as
Regulatory Asset	$(3,344)	$(6,446)	$(4,516)	$(3,196)	$(2,485)
Deferred Income Taxes	(828)	(222)	-	-	(507)
Net of Tax AOCI	(1,539)	(412)	-	-	(941)
Total	$(5,711)	$(7,080)	$(4,516)	$(3,196)	$(3,933)

Cost for Matching Contributions to the Retirement Savings Plans
	Years Ended December 31,
Company	2013	2012	2011
	(in thousands)
APCo	$7,366	$7,579	$7,432
I&M	10,010	9,706	9,541
OPCo	6,502	10,798	10,166
PSO	3,784	3,732	3,626
SWEPCo	4,970	4,890	4,438

Southwestern Electric Power Co [Member]
Health Care Trend Rates
Health Care Trend Rates	2013	2012
Initial	6.75%	7.00%
Ultimate	5.00%	5.00%
Year Ultimate Reached	2020	2020

Effect of a 1% Change in Assumed Health Care Cost Trend Rates for the OPEB Health Care Plans
	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Effect on Total Service and Interest Cost
Components of Net Periodic Postretirement
Health Care Benefit Cost:
1% Increase	$1,267	$579	$1,060	$262	$304
1% Decrease	(877)	(382)	(738)	(172)	(200)

Effect on the Health Care Component of the
Accumulated Postretirement Benefit
Obligation:
1% Increase	$18,179	$6,884	$7,077	$3,216	$3,597
1% Decrease	(14,552)	(5,603)	(5,760)	(2,617)	(2,927)

Reconciliation of Changes in Benefit Obligations and Fair Value of Assets
SWEPCo			Other Postretirement
	Pension Plans		Benefit Plans
	2013	2012	2013	2012
Change in Benefit Obligation	(in thousands)
Benefit Obligation as of January 1,	$285,560	$277,594	$109,948	$145,160
Service Cost	7,011	7,099	1,693	3,324
Interest Cost	11,454	12,537	4,301	6,673
Actuarial (Gain) Loss	(12,818)	9,752	(23,852)	7,885
Plan Amendment Prior Service Credit	-	-	-	(47,309)
Benefit Payments	(20,643)	(21,422)	(8,057)	(8,610)
Participant Contributions	-	-	2,410	2,189
Medicare Subsidy	-	-	554	636
Benefit Obligation as of December 31,	$270,564	$285,560	$86,997	$109,948

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$279,699	$255,861	$99,846	$96,364
Actual Gain on Plan Assets	19,823	31,992	13,551	3,143
Company Contributions	67	13,268	-	6,760
Participant Contributions	-	-	2,410	2,189
Benefit Payments	(20,643)	(21,422)	(8,057)	(8,610)
Fair Value of Plan Assets as of December 31,	$278,946	$279,699	$107,750	$99,846

Funded (Underfunded) Status as of December 31,	$8,382	$(5,861)	$20,753	$(10,102)

Benefit Amounts Recognized on the Balance Sheets
			Other Postretirement
	Pension Plans		Benefit Plans
	December 31,
SWEPCo	2013	2012	2013	2012
	(in thousands)
Deferred Charges and Other Noncurrent Assets -
Prepaid Benefit Costs	$9,506	$-	$19,210	$-
Other Current Liabilities - Accrued Short-term
Benefit Liability	(79)	(80)	-	-
Employee Benefits and Pension Obligations -
Accrued Long-term Benefit Liability	(1,045)	(5,781)	1,543	(10,102)
Funded (Underfunded) Status	$8,382	$(5,861)	$20,753	$(10,102)

Amounts Included in AOCI and Regulatory Assets
			Other Postretirement
SWEPCo	Pension Plans		Benefit Plans
	December 31,
	2013	2012	2013	2012
Components	(in thousands)
Net Actuarial Loss	$95,492	$121,839	$32,772	$67,223
Prior Service Cost (Credit)	1,004	1,353	(51,982)	(57,138)

Recorded as
Regulatory Assets	$96,496	$123,192	$(11,836)	$6,528
Deferred Income Taxes	-	-	(2,580)	1,246
Net of Tax AOCI	-	-	(4,794)	2,311

Components of Change in Amounts Included in AOCI and Regulatory Assets
Pension Plans - Components	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Actuarial Gain During the Year	$(58,411)	$(51,388)	$(253,392)	$(19,599)	$(16,133)
Amortization of Actuarial Loss	(25,025)	(21,688)	(19,833)	(9,845)	(10,214)
Amortization of Prior Service Cost	(198)	(195)	(157)	(297)	(349)
Change for the Year Ended
December 31, 2013	$(83,634)	$(73,271)	$(273,382)	$(29,741)	$(26,696)

Pension Plans - Components	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Actuarial (Gain) Loss During the Year	$15,599	$12,905	$13,577	$(4,718)	$(3,373)
Amortization of Actuarial Loss	(20,339)	(17,569)	(30,439)	(8,206)	(8,330)
Amortization of Prior Service Credit (Cost)	(475)	(407)	(743)	948	793
Change for the Year Ended
December 31, 2012	$(5,215)	$(5,071)	$(17,605)	$(11,976)	$(10,910)

Other Postretirement Benefit Plans - Components	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Actuarial Gain During the Year	$(82,192)	$(63,460)	$(111,922)	$(27,305)	$(30,523)
Amortization of Actuarial Loss	(12,249)	(7,526)	(8,633)	(3,476)	(3,928)
Amortization of Prior Service Credit	10,050	9,421	6,962	4,289	5,156
Change for the Year Ended
December 31, 2013	$(84,391)	$(61,565)	$(113,593)	$(26,492)	$(29,295)

Other Postretirement Benefit Plans - Components	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Actuarial (Gain) Loss During the Year	$3,084	$11,747	$(1,170)	$5,166	$11,341
Amortization of Actuarial Loss	(10,526)	(7,050)	(13,669)	(3,189)	(3,659)
Prior Service Credit	(80,528)	(78,851)	(101,384)	(35,971)	(47,309)
Amortization of Prior Service Credit	2,862	2,383	3,873	1,079	933
Amortization of Transition Obligation	(780)	(132)	(104)	-	-
Change for the Year Ended
December 31, 2012	$(85,888)	$(71,903)	$(112,454)	$(32,915)	$(38,694)

Accumulated Benefit Obligation
Accumulated Benefit Obligation	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Qualified Pension Plan	$653,968	$560,443	$512,798	$248,472	$256,083
Nonqualified Pension Plans	200	326	6	1,387	1,115
Total as of December 31, 2013	$654,168	$560,769	$512,804	$249,859	$257,198

Accumulated Benefit Obligation	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Qualified Pension Plan	$708,476	$603,448	$1,048,796	$269,738	$273,860
Nonqualified Pension Plans	191	200	796	1,287	1,098
Total as of December 31, 2012	$708,667	$603,648	$1,049,592	$271,025	$274,958

Underfunded Accumulated Benefit Obligation
	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Projected Benefit Obligation	$663,231	$574,699	$523,643	$1,394	$1,124

Accumulated Benefit Obligation	$654,168	$560,769	$512,804	$1,387	$1,115
Fair Value of Plan Assets	627,995	559,143	501,634	-	-
Underfunded Accumulated Benefit
Obligation as of December 31, 2013	$(26,173)	$(1,626)	$(11,170)	$(1,387)	$(1,115)

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Projected Benefit Obligation	$718,460	$618,973	$1,068,186	$279,685	$1,098

Accumulated Benefit Obligation	$708,667	$603,648	$1,049,592	$271,025	$1,098
Fair Value of Plan Assets	621,570	552,026	1,015,115	264,823	-
Underfunded Accumulated Benefit
Obligation as of December 31, 2012	$(87,097)	$(51,622)	$(34,477)	$(6,202)	$(1,098)

Estimated Contributions and Payments to the Pension and OPEB Plans
		Other Postretirement
Company	Pension Plans	Benefit Plans
	(in thousands)
APCo	$12,231	$3,222
I&M	7,339	-
OPCo	8,717	-
PSO	3,530	-
SWEPCo	1,296	-

Estimated Payments Expected to be Made by the Pension and OPEB Plans
Pension Plans	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
2014	$48,130	$37,708	$40,701	$22,353	$23,013
2015	48,537	38,835	40,772	22,786	23,830
2016	49,024	39,293	40,857	23,234	23,751
2017	49,432	40,929	40,655	22,859	23,929
2018	50,990	41,453	40,225	23,705	24,658
Years 2019 to 2023, in Total	248,890	218,392	196,692	108,884	116,545

Other Postretirement Benefit Plans:
Benefit Payments	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
2014	$26,823	$16,665	$18,026	$7,737	$8,343
2015	27,438	17,533	18,368	8,114	8,709
2016	27,976	18,350	18,622	8,380	9,098
2017	28,234	18,794	18,708	8,522	9,417
2018	28,884	19,124	18,957	8,609	9,718
Years 2019 to 2023, in Total	144,245	101,425	95,926	45,916	52,406

Other Postretirement Benefit Plans:
Medicare Subsidy Receipts	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
2014	$252	$-	$-	$-	$-
2015	260	-	-	-	-
2016	268	-	-	-	-
2017	271	-	-	-	-
2018	272	-	-	-	-
Years 2019 to 2023, in Total	1,378	-	-	-	-

Components of Net Periodic Benefit Cost
				Other Postretirement
SWEPCo	Pension Plans			Benefit Plans
	Years Ended December 31,
	2013	2012	2011	2013	2012	2011
	(in thousands)
Service Cost	$7,011	$7,099	$6,573	$1,693	$3,324	$3,029
Interest Cost	11,454	12,537	13,331	4,301	6,673	6,969
Expected Return on Plan Assets	(16,509)	(18,866)	(18,380)	(6,881)	(6,795)	(7,200)
Amortization of Prior Service Cost (Credit)	349	(793)	(795)	(5,156)	(933)	258
Amortization of Net Actuarial Loss	10,214	8,330	6,759	3,928	3,659	1,785
Net Periodic Benefit Cost (Credit)	12,519	8,307	7,488	(2,115)	5,928	4,841
Capitalized Portion	(3,518)	(2,924)	(2,636)	594	(2,087)	(1,704)
Net Periodic Benefit Cost (Credit)
Recognized in Expense	$9,001	$5,383	$4,852	$(1,521)	$3,841	$3,137

Estimated Amounts to be Amortized to Net Periodic Benefit Costs
	APCo	I&M	OPCo	PSO	SWEPCo
Pension Plan - Components	(in thousands)
Net Actuarial Loss	$16,971	$14,708	$13,398	$6,682	$6,932
Prior Service Cost	198	195	157	296	349
Total Estimated 2014 Amortization	$17,169	$14,903	$13,555	$6,978	$7,281

Pension Plans -
Expected to be Recorded as
Regulatory Asset	$17,075	$14,010	$13,555	$6,978	$7,281
Deferred Income Taxes	33	313	-	-	-
Net of Tax AOCI	61	580	-	-	-
Total	$17,169	$14,903	$13,555	$6,978	$7,281

	APCo	I&M	OPCo	PSO	SWEPCo
Other Postretirement Benefit Plans -	(in thousands)
Components
Net Actuarial Loss	$4,339	$2,341	$2,406	$1,094	$1,223
Prior Service Credit	(10,050)	(9,421)	(6,922)	(4,290)	(5,156)
Total Estimated 2014 Amortization	$(5,711)	$(7,080)	$(4,516)	$(3,196)	$(3,933)

Other Postretirement Benefit Plans - Expected to be Recorded as
Regulatory Asset	$(3,344)	$(6,446)	$(4,516)	$(3,196)	$(2,485)
Deferred Income Taxes	(828)	(222)	-	-	(507)
Net of Tax AOCI	(1,539)	(412)	-	-	(941)
Total	$(5,711)	$(7,080)	$(4,516)	$(3,196)	$(3,933)

Cost for Matching Contributions to the Retirement Savings Plans
	Years Ended December 31,
Company	2013	2012	2011
	(in thousands)
APCo	$7,366	$7,579	$7,432
I&M	10,010	9,706	9,541
OPCo	6,502	10,798	10,166
PSO	3,784	3,732	3,626
SWEPCo	4,970	4,890	4,438

Pension Plans [Member]
Assets within Fair Value Hierarchy
						Year End
Asset Class	Level 1	Level 2	Level 3	Other	Total	Allocation
	(in millions)
Equities:
Domestic	$1,092	$-	$-	$-	$1,092	23.2%
International	514	-	-	-	514	10.9%
Real Estate Investment Trusts	58	-	-	-	58	1.2%
Common Collective Trust -
International	-	10	-	-	10	0.2%
Subtotal - Equities	1,664	10	-	-	1,674	35.5%

Fixed Income:
Common Collective Trust - Debt	-	26	-	-	26	0.5%
United States Government and
Agency Securities	-	387	-	-	387	8.2%
Corporate Debt	-	1,600	-	-	1,600	34.0%
Foreign Debt	-	344	-	-	344	7.3%
State and Local Government	-	28	-	-	28	0.6%
Other - Asset Backed	-	33	-	-	33	0.7%
Subtotal - Fixed Income	-	2,418	-	-	2,418	51.3%

Real Estate	-	-	238	-	238	5.0%

Alternative Investments	-	-	330	-	330	7.0%
Securities Lending	-	35	-	-	35	0.8%
Securities Lending Collateral (a)	-	-	-	(45)	(45)	(0.9)%

Cash and Cash Equivalents	-	48	-	-	48	1.0%
Other - Pending Transactions and
Accrued Income (b)	-	-	-	13	13	0.3%

Total	$1,664	$2,511	$568	$(32)	$4,711	100.0%

(a)       Amounts in "Other" column primarily represent an obligation to repay cash collateral received as part of the Securities Lending Program.

(b)       Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

						Year End
Asset Class	Level 1	Level 2	Level 3	Other	Total	Allocation
	(in millions)
Equities:
Domestic	$1,308	$-	$-	$-	$1,308	27.9%
International	497	-	-	-	497	10.5%
Real Estate Investment Trusts	91	-	-	-	91	1.9%
Common Collective Trust -
International	-	4	-	-	4	0.1%
Subtotal - Equities	1,896	4	-	-	1,900	40.4%

Fixed Income:
Common Collective Trust - Debt	-	32	-	-	32	0.7%
United States Government and
Agency Securities	-	715	-	-	715	15.2%
Corporate Debt	-	1,235	-	-	1,235	26.3%
Foreign Debt	-	199	-	-	199	4.2%
State and Local Government	-	44	-	-	44	0.9%
Other - Asset Backed	-	36	-	-	36	0.8%
Subtotal - Fixed Income	-	2,261	-	-	2,261	48.1%

Real Estate	-	-	220	-	220	4.7%

Alternative Investments	-	-	195	-	195	4.2%
Securities Lending	-	80	-	-	80	1.7%
Securities Lending Collateral (a)	-	-	-	(91)	(91)	(1.9)%

Cash and Cash Equivalents	-	126	-	-	126	2.7%
Other - Pending Transactions and
Accrued Income (b)	-	-	-	5	5	0.1%

Total	$1,896	$2,471	$415	$(86)	$4,696	100.0%

(a)       Amounts in "Other" column primarily represent an obligation to repay cash collateral received as part of the Securities Lending Program.

(b)       Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

Pension Plan Assets Level 3 Reconciliation
	Real	Alternative	Total
	Estate	Investments	Level 3

Balance as of January 1, 2013	$220	$195	$415
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	26	15	41
Relating to Assets Sold During the Period	-	15	15
Purchases and Sales	(8)	105	97
Transfers into Level 3	-	-	-
Transfers out of Level 3	-	-	-
Balance as of December 31, 2013	$238	$330	$568

	Corporate	Real	Alternative	Total
	Debt	Estate	Investments	Level 3
	(in millions)
Balance as of January 1, 2012	$6	$163	$161	$330
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	-	30	10	40
Relating to Assets Sold During the Period	(2)	-	4	2
Purchases and Sales	(4)	27	20	43
Transfers into Level 3	-	-	-	-
Transfers out of Level 3	-	-	-	-
Balance as of December 31, 2012	$-	$220	$195	$415

Pension Plans [Member] | Appalachian Power Co [Member]
Assets within Fair Value Hierarchy
APCo
						Year End
Asset Class	Level 1	Level 2	Level 3	Other	Total	Allocation
	(in thousands)
Equities:
Domestic	$145,515	$-	$-	$-	$145,515	23.2%
International	68,591	-	-	-	68,591	10.9%
Real Estate Investment Trusts	7,718	-	-	-	7,718	1.2%
Common Collective Trust -
International	-	1,302	-	-	1,302	0.2%
Subtotal - Equities	221,824	1,302	-	-	223,126	35.5%

Fixed Income:
Common Collective Trust - Debt	-	3,456	-	-	3,456	0.5%
United States Government and
Agency Securities	-	51,556	-	-	51,556	8.2%
Corporate Debt	-	213,280	-	-	213,280	34.0%
Foreign Debt	-	45,818	-	-	45,818	7.3%
State and Local Government	-	3,730	-	-	3,730	0.6%
Other - Asset Backed	-	4,437	-	-	4,437	0.7%
Subtotal - Fixed Income	-	322,277	-	-	322,277	51.3%

Real Estate	-	-	31,757	-	31,757	5.0%

Alternative Investments	-	-	43,939	-	43,939	7.0%
Securities Lending	-	4,689	-	-	4,689	0.8%
Securities Lending Collateral (a)	-	-	-	(6,024)	(6,024)	(0.9)%

Cash and Cash Equivalents	-	6,476	-	-	6,476	1.0%
Other - Pending Transactions and
Accrued Income (b)	-	-	-	1,755	1,755	0.3%

Total	$221,824	$334,744	$75,696	$(4,269)	$627,995	100.0%

(a)       Amounts in "Other" column primarily represent an obligation to repay cash collateral received as part of the Securities Lending Program.

(b)       Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

APCo
						Year End
Asset Class	Level 1	Level 2	Level 3	Other	Total	Allocation
	(in thousands)
Equities:
Domestic	$173,149	$-	$-	$-	$173,149	27.9%
International	65,757	-	-	-	65,757	10.5%
Real Estate Investment Trusts	11,986	-	-	-	11,986	1.9%
Common Collective Trust -
International	-	574	-	-	574	0.1%
Subtotal - Equities	250,892	574	-	-	251,466	40.4%

Fixed Income:
Common Collective Trust - Debt	-	4,200	-	-	4,200	0.7%
United States Government and
Agency Securities	-	94,682	-	-	94,682	15.2%
Corporate Debt	-	163,484	-	-	163,484	26.3%
Foreign Debt	-	26,292	-	-	26,292	4.2%
State and Local Government	-	5,821	-	-	5,821	0.9%
Other - Asset Backed	-	4,714	-	-	4,714	0.8%
Subtotal - Fixed Income	-	299,193	-	-	299,193	48.1%

Real Estate	-	-	29,063	-	29,063	4.7%

Alternative Investments	-	-	25,888	-	25,888	4.2%
Securities Lending	-	10,633	-	-	10,633	1.7%
Securities Lending Collateral (a)	-	-	-	(12,025)	(12,025)	(1.9)%

Cash and Cash Equivalents	-	16,646	-	-	16,646	2.7%
Other - Pending Transactions and
Accrued Income (b)	-	-	-	706	706	0.1%

Total	$250,892	$327,046	$54,951	$(11,319)	$621,570	100.0%

(a)       Amounts in "Other" column primarily represent an obligation to repay cash collateral received as part of the Securities Lending Program.

(b)       Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

Pension Plan Assets Level 3 Reconciliation
	Real	Alternative	Total
APCo	Estate	Investments	Level 3
	(in thousands)
Balance as of January 1, 2013	$29,063	$25,888	$54,951
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	3,861	1,932	5,793
Relating to Assets Sold During the Period	-	1,949	1,949
Purchases and Sales	(1,167)	14,170	13,003
Transfers into Level 3	-	-	-
Transfers out of Level 3	-	-	-
Balance as of December 31, 2013	$31,757	$43,939	$75,696

	Corporate	Real	Alternative	Total
APCo	Debt	Estate	Investments	Level 3
	(in thousands)
Balance as of January 1, 2012	$846	$21,666	$21,269	$43,781
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	-	3,913	1,319	5,232
Relating to Assets Sold During the Period	(298)	-	640	342
Purchases and Sales	(548)	3,484	2,660	5,596
Transfers into Level 3	-	-	-	-
Transfers out of Level 3	-	-	-	-
Balance as of December 31, 2012	$-	$29,063	$25,888	$54,951

Pension Plans [Member] | Indiana Michigan Power Co [Member]
Assets within Fair Value Hierarchy
I&M
						Year End
Asset Class	Level 1	Level 2	Level 3	Other	Total	Allocation
	(in thousands)
Equities:
Domestic	$129,561	$-	$-	$-	$129,561	23.2%
International	61,071	-	-	-	61,071	10.9%
Real Estate Investment Trusts	6,872	-	-	-	6,872	1.2%
Common Collective Trust -
International	-	1,159	-	-	1,159	0.2%
Subtotal - Equities	197,504	1,159	-	-	198,663	35.5%

Fixed Income:
Common Collective Trust - Debt	-	3,077	-	-	3,077	0.5%
United States Government and
Agency Securities	-	45,904	-	-	45,904	8.2%
Corporate Debt	-	189,896	-	-	189,896	34.0%
Foreign Debt	-	40,794	-	-	40,794	7.3%
State and Local Government	-	3,321	-	-	3,321	0.6%
Other - Asset Backed	-	3,951	-	-	3,951	0.7%
Subtotal - Fixed Income	-	286,943	-	-	286,943	51.3%

Real Estate	-	-	28,275	-	28,275	5.0%

Alternative Investments	-	-	39,121	-	39,121	7.0%
Securities Lending	-	4,175	-	-	4,175	0.8%
Securities Lending Collateral (a)	-	-	-	(5,363)	(5,363)	(0.9)%

Cash and Cash Equivalents	-	5,766	-	-	5,766	1.0%
Other - Pending Transactions and
Accrued Income (b)	-	-	-	1,563	1,563	0.3%

Total	$197,504	$298,043	$67,396	$(3,800)	$559,143	100.0%

(a)       Amounts in "Other" column primarily represent an obligation to repay cash collateral received as part of the Securities Lending Program.

(b)       Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

I&M
						Year End
Asset Class	Level 1	Level 2	Level 3	Other	Total	Allocation
	(in thousands)
Equities:
Domestic	$153,776	$-	$-	$-	$153,776	27.9%
International	58,400	-	-	-	58,400	10.5%
Real Estate Investment Trusts	10,645	-	-	-	10,645	1.9%
Common Collective Trust -
International	-	510	-	-	510	0.1%
Subtotal - Equities	222,821	510	-	-	223,331	40.4%

Fixed Income:
Common Collective Trust - Debt	-	3,730	-	-	3,730	0.7%
United States Government and
Agency Securities	-	84,089	-	-	84,089	15.2%
Corporate Debt	-	145,193	-	-	145,193	26.3%
Foreign Debt	-	23,350	-	-	23,350	4.2%
State and Local Government	-	5,170	-	-	5,170	0.9%
Other - Asset Backed	-	4,187	-	-	4,187	0.8%
Subtotal - Fixed Income	-	265,719	-	-	265,719	48.1%

Real Estate	-	-	25,811	-	25,811	4.7%

Alternative Investments	-	-	22,992	-	22,992	4.2%
Securities Lending	-	9,443	-	-	9,443	1.7%
Securities Lending Collateral (a)	-	-	-	(10,680)	(10,680)	(1.9)%

Cash and Cash Equivalents	-	14,783	-	-	14,783	2.7%
Other - Pending Transactions and
Accrued Income (b)	-	-	-	627	627	0.1%

Total	$222,821	$290,455	$48,803	$(10,053)	$552,026	100.0%

(a)       Amounts in "Other" column primarily represent an obligation to repay cash collateral received as part of the Securities Lending Program.

(b)       Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

Pension Plan Assets Level 3 Reconciliation
	Real	Alternative	Total
I&M	Estate	Investments	Level 3
	(in thousands)
Balance as of January 1, 2013	$25,811	$22,992	$48,803
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	3,531	1,727	5,258
Relating to Assets Sold During the Period	-	1,741	1,741
Purchases and Sales	(1,067)	12,661	11,594
Transfers into Level 3	-	-	-
Transfers out of Level 3	-	-	-
Balance as of December 31, 2013	$28,275	$39,121	$67,396

	Corporate	Real	Alternative	Total
I&M	Debt	Estate	Investments	Level 3
	(in thousands)
Balance as of January 1, 2012	$747	$19,129	$18,779	$38,655
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	-	3,535	1,203	4,738
Relating to Assets Sold During the Period	(263)	-	584	321
Purchases and Sales	(484)	3,147	2,426	5,089
Transfers into Level 3	-	-	-	-
Transfers out of Level 3	-	-	-	-
Balance as of December 31, 2012	$-	$25,811	$22,992	$48,803

Pension Plans [Member] | Ohio Power Co [Member]
Assets within Fair Value Hierarchy
OPCo
						Year End
Asset Class	Level 1	Level 2	Level 3	Other	Total	Allocation
	(in thousands)
Equities:
Domestic	$116,233	$-	$-	$-	$116,233	23.2%
International	54,790	-	-	-	54,790	10.9%
Real Estate Investment Trusts	6,165	-	-	-	6,165	1.2%
Common Collective Trust -
International	-	1,040	-	-	1,040	0.2%
Subtotal - Equities	177,188	1,040	-	-	178,228	35.5%

Fixed Income:
Common Collective Trust - Debt	-	2,761	-	-	2,761	0.5%
United States Government and
Agency Securities	-	41,183	-	-	41,183	8.2%
Corporate Debt	-	170,365	-	-	170,365	34.0%
Foreign Debt	-	36,599	-	-	36,599	7.3%
State and Local Government	-	2,980	-	-	2,980	0.6%
Other - Asset Backed	-	3,545	-	-	3,545	0.7%
Subtotal - Fixed Income	-	257,433	-	-	257,433	51.3%

Real Estate	-	-	25,367	-	25,367	5.0%

Alternative Investments	-	-	35,098	-	35,098	7.0%
Securities Lending	-	3,745	-	-	3,745	0.8%
Securities Lending Collateral (a)	-	-	-	(4,812)	(4,812)	(0.9)%

Cash and Cash Equivalents	-	5,173	-	-	5,173	1.0%
Other - Pending Transactions and
Accrued Income (b)	-	-	-	1,402	1,402	0.3%

Total	$177,188	$267,391	$60,465	$(3,410)	$501,634	100.0%

(a)       Amounts in "Other" column primarily represent an obligation to repay cash collateral received as part of the Securities Lending Program.

(b)       Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

OPCo
						Year End
Asset Class	Level 1	Level 2	Level 3	Other	Total	Allocation
	(in thousands)
Equities:
Domestic	$282,777	$-	$-	$-	$282,777	27.9%
International	107,391	-	-	-	107,391	10.5%
Real Estate Investment Trusts	19,576	-	-	-	19,576	1.9%
Common Collective Trust -
International	-	938	-	-	938	0.1%
Subtotal - Equities	409,744	938	-	-	410,682	40.4%

Fixed Income:
Common Collective Trust - Debt	-	6,858	-	-	6,858	0.7%
United States Government and
Agency Securities	-	154,630	-	-	154,630	15.2%
Corporate Debt	-	266,994	-	-	266,994	26.3%
Foreign Debt	-	42,938	-	-	42,938	4.2%
State and Local Government	-	9,506	-	-	9,506	0.9%
Other - Asset Backed	-	7,699	-	-	7,699	0.8%
Subtotal - Fixed Income	-	488,625	-	-	488,625	48.1%

Real Estate	-	-	47,464	-	47,464	4.7%

Alternative Investments	-	-	42,279	-	42,279	4.2%
Securities Lending	-	17,365	-	-	17,365	1.7%
Securities Lending Collateral (a)	-	-	-	(19,639)	(19,639)	(1.9)%

Cash and Cash Equivalents	-	27,185	-	-	27,185	2.7%
Other - Pending Transactions and
Accrued Income (b)	-	-	-	1,154	1,154	0.1%

Total	$409,744	$534,113	$89,743	$(18,485)	$1,015,115	100.0%

(a)       Amounts in "Other" column primarily represent an obligation to repay cash collateral received as part of the Securities Lending Program.

(b)       Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

Pension Plan Assets Level 3 Reconciliation
	Real	Alternative	Total
OPCo	Estate	Investments	Level 3
	(in thousands)
Balance as of January 1, 2013	$47,464	$42,279	$89,743
Transfer of OPCo Generation Plan Assets	(26,218)	(36,275)	(62,493)
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	5,907	3,113	9,020
Relating to Assets Sold During the Period	-	3,142	3,142
Purchases and Sales	(1,786)	22,839	21,053
Transfers into Level 3	-	-	-
Transfers out of Level 3	-	-	-
Balance as of December 31, 2013	$25,367	$35,098	$60,465

	Corporate	Real	Alternative	Total
OPCo	Debt	Estate	Investments	Level 3
	(in thousands)
Balance as of January 1, 2012	$1,372	$35,148	$34,505	$71,025
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	-	6,515	2,220	8,735
Relating to Assets Sold During the Period	(483)	-	1,077	594
Purchases and Sales	(889)	5,801	4,477	9,389
Transfers into Level 3	-	-	-	-
Transfers out of Level 3	-	-	-	-
Balance as of December 31, 2012	$-	$47,464	$42,279	$89,743

Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Assets within Fair Value Hierarchy
PSO
						Year End
Asset Class	Level 1	Level 2	Level 3	Other	Total	Allocation
	(in thousands)
Equities:
Domestic	$61,309	$-	$-	$-	$61,309	23.2%
International	28,900	-	-	-	28,900	10.9%
Real Estate Investment Trusts	3,252	-	-	-	3,252	1.2%
Common Collective Trust -
International	-	548	-	-	548	0.2%
Subtotal - Equities	93,461	548	-	-	94,009	35.5%

Fixed Income:
Common Collective Trust - Debt	-	1,456	-	-	1,456	0.5%
United States Government and
Agency Securities	-	21,723	-	-	21,723	8.2%
Corporate Debt	-	89,863	-	-	89,863	34.0%
Foreign Debt	-	19,305	-	-	19,305	7.3%
State and Local Government	-	1,572	-	-	1,572	0.6%
Other - Asset Backed	-	1,870	-	-	1,870	0.7%
Subtotal - Fixed Income	-	135,789	-	-	135,789	51.3%

Real Estate	-	-	13,380	-	13,380	5.0%

Alternative Investments	-	-	18,513	-	18,513	7.0%
Securities Lending	-	1,976	-	-	1,976	0.8%
Securities Lending Collateral (a)	-	-	-	(2,538)	(2,538)	(0.9)%

Cash and Cash Equivalents	-	2,729	-	-	2,729	1.0%
Other - Pending Transactions and
Accrued Income (b)	-	-	-	739	739	0.3%

Total	$93,461	$141,042	$31,893	$(1,799)	$264,597	100.0%

(a)       Amounts in "Other" column primarily represent an obligation to repay cash collateral received as part of the Securities Lending Program.

(b)       Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

PSO
						Year End
Asset Class	Level 1	Level 2	Level 3	Other	Total	Allocation
	(in thousands)
Equities:
Domestic	$73,770	$-	$-	$-	$73,770	27.9%
International	28,016	-	-	-	28,016	10.5%
Real Estate Investment Trusts	5,107	-	-	-	5,107	1.9%
Common Collective Trust -
International	-	245	-	-	245	0.1%
Subtotal - Equities	106,893	245	-	-	107,138	40.4%

Fixed Income:
Common Collective Trust - Debt	-	1,789	-	-	1,789	0.7%
United States Government and
Agency Securities	-	40,340	-	-	40,340	15.2%
Corporate Debt	-	69,653	-	-	69,653	26.3%
Foreign Debt	-	11,202	-	-	11,202	4.2%
State and Local Government	-	2,480	-	-	2,480	0.9%
Other - Asset Backed	-	2,009	-	-	2,009	0.8%
Subtotal - Fixed Income	-	127,473	-	-	127,473	48.1%

Real Estate	-	-	12,382	-	12,382	4.7%

Alternative Investments	-	-	11,030	-	11,030	4.2%
Securities Lending	-	4,530	-	-	4,530	1.7%
Securities Lending Collateral (a)	-	-	-	(5,123)	(5,123)	(1.9)%

Cash and Cash Equivalents	-	7,092	-	-	7,092	2.7%
Other - Pending Transactions and
Accrued Income (b)	-	-	-	301	301	0.1%

Total	$106,893	$139,340	$23,412	$(4,822)	$264,823	100.0%

(a)       Amounts in "Other" column primarily represent an obligation to repay cash collateral received as part of the Securities Lending Program.

(b)       Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

Pension Plan Assets Level 3 Reconciliation
	Real	Alternative	Total
PSO	Estate	Investments	Level 3
	(in thousands)
Balance as of January 1, 2013	$12,382	$11,030	$23,412
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	1,430	801	2,231
Relating to Assets Sold During the Period	-	808	808
Purchases and Sales	(432)	5,874	5,442
Transfers into Level 3	-	-	-
Transfers out of Level 3	-	-	-
Balance as of December 31, 2013	$13,380	$18,513	$31,893

	Corporate	Real	Alternative	Total
PSO	Debt	Estate	Investments	Level 3
	(in thousands)
Balance as of January 1, 2012	$364	$9,329	$9,159	$18,852
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	-	1,615	534	2,149
Relating to Assets Sold During the Period	(128)	-	259	131
Purchases and Sales	(236)	1,438	1,078	2,280
Transfers into Level 3	-	-	-	-
Transfers out of Level 3	-	-	-	-
Balance as of December 31, 2012	$-	$12,382	$11,030	$23,412

Pension Plans [Member] | Southwestern Electric Power Co [Member]
Assets within Fair Value Hierarchy
SWEPCo
						Year End
Asset Class	Level 1	Level 2	Level 3	Other	Total	Allocation
	(in thousands)
Equities:
Domestic	$64,634	$-	$-	$-	$64,634	23.2%
International	30,467	-	-	-	30,467	10.9%
Real Estate Investment Trusts	3,428	-	-	-	3,428	1.2%
Common Collective Trust -
International	-	578	-	-	578	0.2%
Subtotal - Equities	98,529	578	-	-	99,107	35.5%

Fixed Income:
Common Collective Trust - Debt	-	1,535	-	-	1,535	0.5%
United States Government and
Agency Securities	-	22,901	-	-	22,901	8.2%
Corporate Debt	-	94,736	-	-	94,736	34.0%
Foreign Debt	-	20,352	-	-	20,352	7.3%
State and Local Government	-	1,657	-	-	1,657	0.6%
Other - Asset Backed	-	1,971	-	-	1,971	0.7%
Subtotal - Fixed Income	-	143,152	-	-	143,152	51.3%

Real Estate	-	-	14,106	-	14,106	5.0%

Alternative Investments	-	-	19,517	-	19,517	7.0%
Securities Lending	-	2,083	-	-	2,083	0.8%
Securities Lending Collateral (a)	-	-	-	(2,676)	(2,676)	(0.9)%

Cash and Cash Equivalents	-	2,877	-	-	2,877	1.0%
Other - Pending Transactions and
Accrued Income (b)	-	-	-	780	780	0.3%

Total	$98,529	$148,690	$33,623	$(1,896)	$278,946	100.0%

(a)       Amounts in "Other" column primarily represent an obligation to repay cash collateral received as part of the Securities Lending Program.

(b)       Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

SWEPCo
						Year End
Asset Class	Level 1	Level 2	Level 3	Other	Total	Allocation
	(in thousands)
Equities:
Domestic	$77,915	$-	$-	$-	$77,915	27.9%
International	29,590	-	-	-	29,590	10.5%
Real Estate Investment Trusts	5,394	-	-	-	5,394	1.9%
Common Collective Trust -
International	-	258	-	-	258	0.1%
Subtotal - Equities	112,899	258	-	-	113,157	40.4%

Fixed Income:
Common Collective Trust - Debt	-	1,890	-	-	1,890	0.7%
United States Government and
Agency Securities	-	42,606	-	-	42,606	15.2%
Corporate Debt	-	73,566	-	-	73,566	26.3%
Foreign Debt	-	11,831	-	-	11,831	4.2%
State and Local Government	-	2,619	-	-	2,619	0.9%
Other - Asset Backed	-	2,121	-	-	2,121	0.8%
Subtotal - Fixed Income	-	134,633	-	-	134,633	48.1%

Real Estate	-	-	13,078	-	13,078	4.7%

Alternative Investments	-	-	11,649	-	11,649	4.2%
Securities Lending	-	4,785	-	-	4,785	1.7%
Securities Lending Collateral (a)	-	-	-	(5,411)	(5,411)	(1.9)%

Cash and Cash Equivalents	-	7,490	-	-	7,490	2.7%
Other - Pending Transactions and
Accrued Income (b)	-	-	-	318	318	0.1%

Total	$112,899	$147,166	$24,727	$(5,093)	$279,699	100.0%

(a)       Amounts in "Other" column primarily represent an obligation to repay cash collateral received as part of the Securities Lending Program.

(b)       Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

Pension Plan Assets Level 3 Reconciliation
	Real	Alternative	Total
SWEPCo	Estate	Investments	Level 3
	(in thousands)
Balance as of January 1, 2013	$13,078	$11,649	$24,727
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	1,474	841	2,315
Relating to Assets Sold During the Period	-	850	850
Purchases and Sales	(446)	6,177	5,731
Transfers into Level 3	-	-	-
Transfers out of Level 3	-	-	-
Balance as of December 31, 2013	$14,106	$19,517	$33,623

	Corporate	Real	Alternative	Total
SWEPCo	Debt	Estate	Investments	Level 3
	(in thousands)
Balance as of January 1, 2012	$379	$9,712	$9,535	$19,626
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	-	1,780	603	2,383
Relating to Assets Sold During the Period	(134)	-	293	159
Purchases and Sales	(245)	1,586	1,218	2,559
Transfers into Level 3	-	-	-	-
Transfers out of Level 3	-	-	-	-
Balance as of December 31, 2012	$-	$13,078	$11,649	$24,727

Other Postretirement Benefit Plans [Member]
Assets within Fair Value Hierarchy
						Year End
Asset Class	Level 1	Level 2	Level 3	Other	Total	Allocation
	(in millions)
Equities:
Domestic	$473	$-	$-	$-	$473	27.9%
International	616	-	-	-	616	36.2%
Common Collective Trust -
Global	-	15	-	-	15	0.9%
Subtotal - Equities	1,089	15	-	-	1,104	65.0%

Fixed Income:
Common Collective Trust - Debt	-	88	-	-	88	5.2%
United States Government and
Agency Securities	-	56	-	-	56	3.3%
Corporate Debt	-	110	-	-	110	6.5%
Foreign Debt	-	22	-	-	22	1.2%
State and Local Government	-	5	-	-	5	0.3%
Other - Asset Backed	-	8	-	-	8	0.5%
Subtotal - Fixed Income	-	289	-	-	289	17.0%

Trust Owned Life Insurance:
International Equities	-	13	-	-	13	0.8%
United States Bonds	-	211	-	-	211	12.4%

Cash and Cash Equivalents	68	9	-	-	77	4.5%
Other - Pending Transactions and
Accrued Income (a)	-	-	-	5	5	0.3%

Total	$1,157	$537	$-	$5	$1,699	100.0%

(a)       Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

						Year End
Asset Class	Level 1	Level 2	Level 3	Other	Total	Allocation
	(in millions)
Equities:
Domestic	$422	$-	$-	$-	$422	26.9%
International	505	-	-	-	505	32.2%
Subtotal - Equities	927	-	-	-	927	59.1%

Fixed Income:
Common Collective Trust - Debt	-	72	-	-	72	4.6%
United States Government and
Agency Securities	-	82	-	-	82	5.2%
Corporate Debt	-	155	-	-	155	9.9%
Foreign Debt	-	26	-	-	26	1.7%
State and Local Government	-	7	-	-	7	0.5%
Other - Asset Backed	-	10	-	-	10	0.6%
Subtotal - Fixed Income	-	352	-	-	352	22.5%

Trust Owned Life Insurance:
International Equities	-	52	-	-	52	3.3%
United States Bonds	-	163	-	-	163	10.3%

Cash and Cash Equivalents	62	11	-	-	73	4.7%
Other - Pending Transactions and
Accrued Income (a)	-	-	-	1	1	0.1%

Total	$989	$578	$-	$1	$1,568	100.0%

(a) Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Assets within Fair Value Hierarchy
APCo
						Year End
Asset Class	Level 1	Level 2	Level 3	Other	Total	Allocation
	(in thousands)
Equities:
Domestic	$79,369	$-	$-	$-	$79,369	27.9%
International	103,188	-	-	-	103,188	36.2%
Common Collective Trust -
Global	-	2,463	-	-	2,463	0.9%
Subtotal - Equities	182,557	2,463	-	-	185,020	65.0%

Fixed Income:
Common Collective Trust - Debt	-	14,737	-	-	14,737	5.2%
United States Government and
Agency Securities	-	9,476	-	-	9,476	3.3%
Corporate Debt	-	18,458	-	-	18,458	6.5%
Foreign Debt	-	3,605	-	-	3,605	1.2%
State and Local Government	-	776	-	-	776	0.3%
Other - Asset Backed	-	1,362	-	-	1,362	0.5%
Subtotal - Fixed Income	-	48,414	-	-	48,414	17.0%

Trust Owned Life Insurance:
International Equities	-	2,219	-	-	2,219	0.8%
United States Bonds	-	35,470	-	-	35,470	12.4%

Cash and Cash Equivalents	11,441	1,470	-	-	12,911	4.5%
Other - Pending Transactions and
Accrued Income (a)	-	-	-	806	806	0.3%

Total	$193,998	$90,036	$-	$806	$284,840	100.0%

(a)       Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

APCo
						Year End
Asset Class	Level 1	Level 2	Level 3	Other	Total	Allocation
	(in thousands)
Equities:
Domestic	$72,063	$-	$-	$-	$72,063	26.9%
International	86,158	-	-	-	86,158	32.2%
Subtotal - Equities	158,221	-	-	-	158,221	59.1%

Fixed Income:
Common Collective Trust - Debt	-	12,388	-	-	12,388	4.6%
United States Government and
Agency Securities	-	14,036	-	-	14,036	5.2%
Corporate Debt	-	26,437	-	-	26,437	9.9%
Foreign Debt	-	4,469	-	-	4,469	1.7%
State and Local Government	-	1,242	-	-	1,242	0.5%
Other - Asset Backed	-	1,678	-	-	1,678	0.6%
Subtotal - Fixed Income	-	60,250	-	-	60,250	22.5%

Trust Owned Life Insurance:
International Equities	-	8,800	-	-	8,800	3.3%
United States Bonds	-	27,762	-	-	27,762	10.3%

Cash and Cash Equivalents	10,598	1,947	-	-	12,545	4.7%
Other - Pending Transactions and
Accrued Income (a)	-	-	-	180	180	0.1%

Total	$168,819	$98,759	$-	$180	$267,758	100.0%

(a)       Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Assets within Fair Value Hierarchy
I&M
						Year End
Asset Class	Level 1	Level 2	Level 3	Other	Total	Allocation
	(in thousands)
Equities:
Domestic	$57,460	$-	$-	$-	$57,460	27.9%
International	74,705	-	-	-	74,705	36.2%
Common Collective Trust -
Global	-	1,783	-	-	1,783	0.9%
Subtotal - Equities	132,165	1,783	-	-	133,948	65.0%

Fixed Income:
Common Collective Trust - Debt	-	10,669	-	-	10,669	5.2%
United States Government and
Agency Securities	-	6,860	-	-	6,860	3.3%
Corporate Debt	-	13,363	-	-	13,363	6.5%
Foreign Debt	-	2,610	-	-	2,610	1.2%
State and Local Government	-	562	-	-	562	0.3%
Other - Asset Backed	-	986	-	-	986	0.5%
Subtotal - Fixed Income	-	35,050	-	-	35,050	17.0%

Trust Owned Life Insurance:
International Equities	-	1,607	-	-	1,607	0.8%
United States Bonds	-	25,679	-	-	25,679	12.4%

Cash and Cash Equivalents	8,283	1,064	-	-	9,347	4.5%
Other - Pending Transactions and
Accrued Income (a)	-	-	-	583	583	0.3%

Total	$140,448	$65,183	$-	$583	$206,214	100.0%

(a)       Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

I&M
						Year End
Asset Class	Level 1	Level 2	Level 3	Other	Total	Allocation
	(in thousands)
Equities:
Domestic	$52,245	$-	$-	$-	$52,245	26.9%
International	62,466	-	-	-	62,466	32.2%
Subtotal - Equities	114,711	-	-	-	114,711	59.1%

Fixed Income:
Common Collective Trust - Debt	-	8,982	-	-	8,982	4.6%
United States Government and
Agency Securities	-	10,176	-	-	10,176	5.2%
Corporate Debt	-	19,167	-	-	19,167	9.9%
Foreign Debt	-	3,240	-	-	3,240	1.7%
State and Local Government	-	901	-	-	901	0.5%
Other - Asset Backed	-	1,217	-	-	1,217	0.6%
Subtotal - Fixed Income	-	43,683	-	-	43,683	22.5%

Trust Owned Life Insurance:
International Equities	-	6,380	-	-	6,380	3.3%
United States Bonds	-	20,128	-	-	20,128	10.3%

Cash and Cash Equivalents	7,684	1,412	-	-	9,096	4.7%
Other - Pending Transactions and
Accrued Income (a)	-	-	-	130	130	0.1%

Total	$122,395	$71,603	$-	$130	$194,128	100.0%

(a)       Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Assets within Fair Value Hierarchy
OPCo
						Year End
Asset Class	Level 1	Level 2	Level 3	Other	Total	Allocation
	(in thousands)
Equities:
Domestic	$59,069	$-	$-	$-	$59,069	27.9%
International	76,799	-	-	-	76,799	36.2%
Common Collective Trust -
Global	-	1,833	-	-	1,833	0.9%
Subtotal - Equities	135,868	1,833	-	-	137,701	65.0%

Fixed Income:
Common Collective Trust - Debt	-	10,968	-	-	10,968	5.2%
United States Government and
Agency Securities	-	7,053	-	-	7,053	3.3%
Corporate Debt	-	13,738	-	-	13,738	6.5%
Foreign Debt	-	2,683	-	-	2,683	1.2%
State and Local Government	-	577	-	-	577	0.3%
Other - Asset Backed	-	1,014	-	-	1,014	0.5%
Subtotal - Fixed Income	-	36,033	-	-	36,033	17.0%

Trust Owned Life Insurance:
International Equities	-	1,652	-	-	1,652	0.8%
United States Bonds	-	26,399	-	-	26,399	12.4%

Cash and Cash Equivalents	8,515	1,094	-	-	9,609	4.5%
Other - Pending Transactions and
Accrued Income (a)	-	-	-	600	600	0.3%

Total	$144,383	$67,011	$-	$600	$211,994	100.0%

(a)       Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

OPCo
						Year End
Asset Class	Level 1	Level 2	Level 3	Other	Total	Allocation
	(in thousands)
Equities:
Domestic	$98,583	$-	$-	$-	$98,583	26.9%
International	117,867	-	-	-	117,867	32.2%
Subtotal - Equities	216,450	-	-	-	216,450	59.1%

Fixed Income:
Common Collective Trust - Debt	-	16,947	-	-	16,947	4.6%
United States Government and
Agency Securities	-	19,202	-	-	19,202	5.2%
Corporate Debt	-	36,166	-	-	36,166	9.9%
Foreign Debt	-	6,113	-	-	6,113	1.7%
State and Local Government	-	1,700	-	-	1,700	0.5%
Other - Asset Backed	-	2,296	-	-	2,296	0.6%
Subtotal - Fixed Income	-	82,424	-	-	82,424	22.5%

Trust Owned Life Insurance:
International Equities	-	12,038	-	-	12,038	3.3%
United States Bonds	-	37,980	-	-	37,980	10.3%

Cash and Cash Equivalents	14,499	2,664	-	-	17,163	4.7%
Other - Pending Transactions and
Accrued Income (a)	-	-	-	246	246	0.1%

Total	$230,949	$135,106	$-	$246	$366,301	100.0%

(a)       Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Assets within Fair Value Hierarchy
PSO
						Year End
Asset Class	Level 1	Level 2	Level 3	Other	Total	Allocation
	(in thousands)
Equities:
Domestic	$26,842	$-	$-	$-	$26,842	27.9%
International	34,898	-	-	-	34,898	36.2%
Common Collective Trust -
Global	-	833	-	-	833	0.9%
Subtotal - Equities	61,740	833	-	-	62,573	65.0%

Fixed Income:
Common Collective Trust - Debt	-	4,984	-	-	4,984	5.2%
United States Government and
Agency Securities	-	3,205	-	-	3,205	3.3%
Corporate Debt	-	6,243	-	-	6,243	6.5%
Foreign Debt	-	1,219	-	-	1,219	1.2%
State and Local Government	-	262	-	-	262	0.3%
Other - Asset Backed	-	461	-	-	461	0.5%
Subtotal - Fixed Income	-	16,374	-	-	16,374	17.0%

Trust Owned Life Insurance:
International Equities	-	751	-	-	751	0.8%
United States Bonds	-	11,996	-	-	11,996	12.4%

Cash and Cash Equivalents	3,869	497	-	-	4,366	4.5%
Other - Pending Transactions and
Accrued Income (a)	-	-	-	273	273	0.3%

Total	$65,609	$30,451	$-	$273	$96,333	100.0%

(a)       Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

PSO
						Year End
Asset Class	Level 1	Level 2	Level 3	Other	Total	Allocation
	(in thousands)
Equities:
Domestic	$24,362	$-	$-	$-	$24,362	26.9%
International	29,128	-	-	-	29,128	32.2%
Subtotal - Equities	53,490	-	-	-	53,490	59.1%

Fixed Income:
Common Collective Trust - Debt	-	4,188	-	-	4,188	4.6%
United States Government and
Agency Securities	-	4,745	-	-	4,745	5.2%
Corporate Debt	-	8,937	-	-	8,937	9.9%
Foreign Debt	-	1,511	-	-	1,511	1.7%
State and Local Government	-	420	-	-	420	0.5%
Other - Asset Backed	-	567	-	-	567	0.6%
Subtotal - Fixed Income	-	20,368	-	-	20,368	22.5%

Trust Owned Life Insurance:
International Equities	-	2,975	-	-	2,975	3.3%
United States Bonds	-	9,386	-	-	9,386	10.3%

Cash and Cash Equivalents	3,583	658	-	-	4,241	4.7%
Other - Pending Transactions and
Accrued Income (a)	-	-	-	61	61	0.1%

Total	$57,073	$33,387	$-	$61	$90,521	100.0%

(a)       Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Assets within Fair Value Hierarchy
SWEPCo
						Year End
Asset Class	Level 1	Level 2	Level 3	Other	Total	Allocation
	(in thousands)
Equities:
Domestic	$30,022	$-	$-	$-	$30,022	27.9%
International	39,034	-	-	-	39,034	36.2%
Common Collective Trust -
Global	-	932	-	-	932	0.9%
Subtotal - Equities	69,056	932	-	-	69,988	65.0%

Fixed Income:
Common Collective Trust - Debt	-	5,575	-	-	5,575	5.2%
United States Government and
Agency Securities	-	3,585	-	-	3,585	3.3%
Corporate Debt	-	6,982	-	-	6,982	6.5%
Foreign Debt	-	1,364	-	-	1,364	1.2%
State and Local Government	-	294	-	-	294	0.3%
Other - Asset Backed	-	515	-	-	515	0.5%
Subtotal - Fixed Income	-	18,315	-	-	18,315	17.0%

Trust Owned Life Insurance:
International Equities	-	840	-	-	840	0.8%
United States Bonds	-	13,418	-	-	13,418	12.4%

Cash and Cash Equivalents	4,328	556	-	-	4,884	4.5%
Other - Pending Transactions and
Accrued Income (a)	-	-	-	305	305	0.3%

Total	$73,384	$34,061	$-	$305	$107,750	100.0%

(a)       Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

SWEPCo
						Year End
Asset Class	Level 1	Level 2	Level 3	Other	Total	Allocation
	(in thousands)
Equities:
Domestic	$26,874	$-	$-	$-	$26,874	26.9%
International	32,128	-	-	-	32,128	32.2%
Subtotal - Equities	59,002	-	-	-	59,002	59.1%

Fixed Income:
Common Collective Trust - Debt	-	4,619	-	-	4,619	4.6%
United States Government and
Agency Securities	-	5,234	-	-	5,234	5.2%
Corporate Debt	-	9,858	-	-	9,858	9.9%
Foreign Debt	-	1,666	-	-	1,666	1.7%
State and Local Government	-	463	-	-	463	0.5%
Other - Asset Backed	-	626	-	-	626	0.6%
Subtotal - Fixed Income	-	22,466	-	-	22,466	22.5%

Trust Owned Life Insurance:
International Equities	-	3,281	-	-	3,281	3.3%
United States Bonds	-	10,352	-	-	10,352	10.3%

Cash and Cash Equivalents	3,952	726	-	-	4,678	4.7%
Other - Pending Transactions and
Accrued Income (a)	-	-	-	67	67	0.1%

Total	$62,954	$36,825	$-	$67	$99,846	100.0%

(a)       Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

Benefit Obligations [Member]
Actuarial Assumptions
					Other Postretirement
	Pension Plans				Benefit Plans
Assumptions	2013		2012		2013	2012
Discount Rate	4.70%		3.95%		4.70%	3.95%
Rate of Compensation Increase	4.85%	(a)	4.95%	(a)	NA	NA

(a)       Rates are for base pay only. In addition, an amount is added to reflect target incentive compensation for exempt employees and overtime and incentive pay for nonexempt employees.

NA       Not applicable.

Benefit Obligations [Member] | Appalachian Power Co [Member]
Actuarial Assumptions
			Other Postretirement
	Pension Plans		Benefit Plans
Assumption	2013	2012	2013	2012
Discount Rate	4.70%	3.95%	4.70%	3.95%

	Pension Plans
Assumption - Rate of Compensation Increase (a)	2013	2012
APCo	4.60%	4.70%
I&M	4.90%	5.00%
OPCo	5.00%	5.00%
PSO	4.90%	4.90%
SWEPCo	4.85%	4.75%

(a)       Rates are for base pay only. In addition, an amount is added to reflect target incentive compensation for exempt employees and overtime and incentive pay for nonexempt employees.

Benefit Obligations [Member] | Indiana Michigan Power Co [Member]
Actuarial Assumptions
			Other Postretirement
	Pension Plans		Benefit Plans
Assumption	2013	2012	2013	2012
Discount Rate	4.70%	3.95%	4.70%	3.95%

	Pension Plans
Assumption - Rate of Compensation Increase (a)	2013	2012
APCo	4.60%	4.70%
I&M	4.90%	5.00%
OPCo	5.00%	5.00%
PSO	4.90%	4.90%
SWEPCo	4.85%	4.75%

(a)       Rates are for base pay only. In addition, an amount is added to reflect target incentive compensation for exempt employees and overtime and incentive pay for nonexempt employees.

Benefit Obligations [Member] | Ohio Power Co [Member]
Actuarial Assumptions
			Other Postretirement
	Pension Plans		Benefit Plans
Assumption	2013	2012	2013	2012
Discount Rate	4.70%	3.95%	4.70%	3.95%

	Pension Plans
Assumption - Rate of Compensation Increase (a)	2013	2012
APCo	4.60%	4.70%
I&M	4.90%	5.00%
OPCo	5.00%	5.00%
PSO	4.90%	4.90%
SWEPCo	4.85%	4.75%

(a)       Rates are for base pay only. In addition, an amount is added to reflect target incentive compensation for exempt employees and overtime and incentive pay for nonexempt employees.

Benefit Obligations [Member] | Public Service Co of Oklahoma [Member]
Actuarial Assumptions
			Other Postretirement
	Pension Plans		Benefit Plans
Assumption	2013	2012	2013	2012
Discount Rate	4.70%	3.95%	4.70%	3.95%

	Pension Plans
Assumption - Rate of Compensation Increase (a)	2013	2012
APCo	4.60%	4.70%
I&M	4.90%	5.00%
OPCo	5.00%	5.00%
PSO	4.90%	4.90%
SWEPCo	4.85%	4.75%

(a)       Rates are for base pay only. In addition, an amount is added to reflect target incentive compensation for exempt employees and overtime and incentive pay for nonexempt employees.

Benefit Obligations [Member] | Southwestern Electric Power Co [Member]
Actuarial Assumptions
			Other Postretirement
	Pension Plans		Benefit Plans
Assumption	2013	2012	2013	2012
Discount Rate	4.70%	3.95%	4.70%	3.95%

	Pension Plans
Assumption - Rate of Compensation Increase (a)	2013	2012
APCo	4.60%	4.70%
I&M	4.90%	5.00%
OPCo	5.00%	5.00%
PSO	4.90%	4.90%
SWEPCo	4.85%	4.75%

(a)       Rates are for base pay only. In addition, an amount is added to reflect target incentive compensation for exempt employees and overtime and incentive pay for nonexempt employees.

Benefit Costs [Member]
Actuarial Assumptions
				Other Postretirement
	Pension Plans			Benefit Plans
	2013	2012	2011	2013	2012	2011
Discount Rate	3.95%	4.55%	5.05%	3.95%	4.75%	5.25%
Expected Return on Plan Assets	6.50%	7.25%	7.75%	7.00%	7.25%	7.50%
Rate of Compensation Increase	4.95%	4.85%	4.85%	NA	NA	NA

NA Not applicable.

Benefit Costs [Member] | Appalachian Power Co [Member]
Actuarial Assumptions
				Other Postretirement
	Pension Plans			Benefit Plans
Assumptions	2013	2012	2011	2013	2012	2011
Discount Rate	3.95%	4.55%	5.05%	3.95%	4.75%	5.25%
Expected Return on Plan Assets	6.50%	7.25%	7.75%	7.00%	7.25%	7.50%

	Pension Plans
Assumption - Rate of Compensation Increase	2013	2012	2011
APCo	4.70%	4.70%	4.65%
I&M	5.00%	5.00%	4.90%
OPCo	5.00%	5.00%	4.95%
PSO	4.90%	4.90%	4.85%
SWEPCo	4.75%	4.75%	4.70%

Benefit Costs [Member] | Indiana Michigan Power Co [Member]
Actuarial Assumptions
				Other Postretirement
	Pension Plans			Benefit Plans
Assumptions	2013	2012	2011	2013	2012	2011
Discount Rate	3.95%	4.55%	5.05%	3.95%	4.75%	5.25%
Expected Return on Plan Assets	6.50%	7.25%	7.75%	7.00%	7.25%	7.50%

	Pension Plans
Assumption - Rate of Compensation Increase	2013	2012	2011
APCo	4.70%	4.70%	4.65%
I&M	5.00%	5.00%	4.90%
OPCo	5.00%	5.00%	4.95%
PSO	4.90%	4.90%	4.85%
SWEPCo	4.75%	4.75%	4.70%

Benefit Costs [Member] | Ohio Power Co [Member]
Actuarial Assumptions
				Other Postretirement
	Pension Plans			Benefit Plans
Assumptions	2013	2012	2011	2013	2012	2011
Discount Rate	3.95%	4.55%	5.05%	3.95%	4.75%	5.25%
Expected Return on Plan Assets	6.50%	7.25%	7.75%	7.00%	7.25%	7.50%

	Pension Plans
Assumption - Rate of Compensation Increase	2013	2012	2011
APCo	4.70%	4.70%	4.65%
I&M	5.00%	5.00%	4.90%
OPCo	5.00%	5.00%	4.95%
PSO	4.90%	4.90%	4.85%
SWEPCo	4.75%	4.75%	4.70%

Benefit Costs [Member] | Public Service Co of Oklahoma [Member]
Actuarial Assumptions
				Other Postretirement
	Pension Plans			Benefit Plans
Assumptions	2013	2012	2011	2013	2012	2011
Discount Rate	3.95%	4.55%	5.05%	3.95%	4.75%	5.25%
Expected Return on Plan Assets	6.50%	7.25%	7.75%	7.00%	7.25%	7.50%

	Pension Plans
Assumption - Rate of Compensation Increase	2013	2012	2011
APCo	4.70%	4.70%	4.65%
I&M	5.00%	5.00%	4.90%
OPCo	5.00%	5.00%	4.95%
PSO	4.90%	4.90%	4.85%
SWEPCo	4.75%	4.75%	4.70%

Benefit Costs [Member] | Southwestern Electric Power Co [Member]
Actuarial Assumptions
				Other Postretirement
	Pension Plans			Benefit Plans
Assumptions	2013	2012	2011	2013	2012	2011
Discount Rate	3.95%	4.55%	5.05%	3.95%	4.75%	5.25%
Expected Return on Plan Assets	6.50%	7.25%	7.75%	7.00%	7.25%	7.50%

	Pension Plans
Assumption - Rate of Compensation Increase	2013	2012	2011
APCo	4.70%	4.70%	4.65%
I&M	5.00%	5.00%	4.90%
OPCo	5.00%	5.00%	4.95%
PSO	4.90%	4.90%	4.85%
SWEPCo	4.75%	4.75%	4.70%